OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response:10.50


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
-----------------------------------------------------------------

                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                    NUMBER OF
                                                                     SHARES                               VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.5%
----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.0%
Bed Bath & Beyond, Inc.                                                201,769                        $ 7,261,666 (a)
Carnival Corp.                                                          91,855                          4,479,768
Comcast Corp. (Class A)                                                448,431                         12,538,131 (a,h)
General Motors Corp.                                                    32,639                          1,233,754 (j)
Home Depot, Inc.                                                        82,066                          3,229,297
Koninklijke Philips Electronics N.V. ADR                                60,128                          2,544,617
Liberty Global, Inc. (Series C)                                         68,089                          2,675,898 (a,j)
Liberty Media Holding Corp - Capital
(Series A)                                                              31,298                          3,683,149 (a)
Lowe's Companies, Inc.                                                 170,740                          5,240,011
News Corp. (Class A)                                                    97,918                          2,076,841
Omnicom Group, Inc.                                                    212,488                         11,244,865
Staples, Inc.                                                          145,819                          3,460,285
Starwood Hotels & Resorts Worldwide, Inc.                               13,988                            938,175
Target Corp.                                                            91,064                          5,791,670
The Cheesecake Factory                                                  48,020                          1,177,450 (a,j)
Time Warner, Inc.                                                      223,812                          4,709,004
                                                                                                       72,284,581

CONSUMER STAPLES - 11.9%
Alberto-Culver Co.                                                       9,326                            221,213
Clorox Co.                                                             101,255                          6,287,935
Colgate-Palmolive Co.                                                   86,727                          5,624,246
Diageo PLC ADR                                                          11,190                            932,239
General Mills, Inc.                                                     99,899                          5,836,100
Kellogg Co.                                                             19,584                          1,014,255
Kimberly-Clark Corp.                                                   112,338                          7,514,289
Nestle S.A. ADR                                                         12,590                          1,204,233
PepsiCo, Inc.                                                          308,575                         20,011,089
Procter & Gamble Co.                                                   276,175                         16,899,148
Sara Lee Corp.                                                          66,677                          1,160,180 (j)
The Coca-Cola Co.                                                      177,785                          9,299,933
Wal-Mart Stores, Inc.                                                   50,825                          2,445,191
                                                                                                       78,450,051

ENERGY - 9.4%
Apache Corp.                                                            19,584                          1,597,859
Devon Energy Corp.                                                      15,558                          1,218,036
EOG Resources, Inc.                                                     27,976                          2,043,927
Exxon Mobil Corp.                                                      279,436                         23,439,092 (h)
Halliburton Co.                                                         79,267                          2,734,712
Hess Corp.                                                              81,758                          4,820,452
Occidental Petroleum Corp.                                              71,582                          4,143,166
Schlumberger Ltd.                                                      148,759                         12,635,589
Suncor Energy, Inc.                                                     26,197                          2,355,634
Transocean Inc.                                                         61,456                          6,513,107 (a)
                                                                                                       61,501,574

FINANCIALS - 15.1%
ACE Ltd.                                                                51,959                          3,248,477
Allstate Corp.                                                          58,284                          3,585,049
American International Group, Inc.                                     329,951                         23,106,469 (h)
AON Corp.                                                               45,229                          1,927,208
Bank of America Corp.                                                   93,261                          4,559,530 (h)
Berkshire Hathaway, Inc. (Class B)                                         135                            486,675 (a)
BlackRock Inc. (Class A)                                                 7,460                          1,168,161 (j)
CB Richard Ellis Group, Inc. (Class A)                                   5,595                            204,217 (a)
Chubb Corp.                                                             54,554                          2,953,554
Citigroup, Inc.                                                        342,202                         17,551,541
Federal Home Loan Mortgage Corp.                                        91,075                          5,528,253
Federal National Mortgage Assoc.                                        86,260                          5,635,366
Hartford Financial Services Group, Inc.                                 23,775                          2,342,075
HCC Insurance Holdings, Inc.                                            35,616                          1,189,931
Mellon Financial Corp.                                                  85,331                          3,754,564
Merrill Lynch & Company, Inc.                                            2,332                            194,909
Metlife, Inc.                                                          102,021                          6,578,314
Nuveen Investments, Inc. (Class A)                                       4,855                            301,738 (j)
Prudential Financial, Inc.                                               5,128                            498,595
State Street Corp.                                                     140,610                          9,617,724 (e)
SunTrust Banks, Inc.                                                    48,012                          4,116,549
The Bank of New York Company, Inc.                                       7,927                            328,495
                                                                                                       98,877,394

HEALTHCARE - 14.8%
Abbott Laboratories                                                     87,660                          4,694,193
Aetna, Inc.                                                            162,668                          8,035,799 (h)
Amgen, Inc.                                                            226,450                         12,520,421 (a)
Baxter International, Inc.                                              86,618                          4,880,058
Boston Scientific Corp.                                                106,846                          1,639,018 (a,j)
Bristol-Myers Squibb Co.                                                49,891                          1,574,560
DaVita, Inc.                                                            38,701                          2,085,210 (a)
Gilead Sciences, Inc.                                                  111,456                          4,321,149 (a)
GlaxoSmithKline PLC ADR                                                 32,596                          1,707,053 (j)
Johnson & Johnson                                                       32,173                          1,982,500
Lincare Holdings Inc.                                                   38,702                          1,542,275 (a)
McKesson Corp.                                                          20,982                          1,251,366
Medco Health Solutions, Inc.                                            30,774                          2,400,064 (a)
Medtronic Inc.                                                         123,906                          6,425,765
Novartis AG ADR                                                         37,302                          2,091,523
Pfizer Inc.                                                            454,221                         11,614,431
Resmed, Inc.                                                            60,858                          2,511,001 (a,j)
Thermo Electron Corp.                                                   26,578                          1,374,614 (a)
UnitedHealth Group, Inc.                                               191,562                          9,796,481
Wyeth                                                                  257,158                         14,745,440
                                                                                                       97,192,921

INDUSTRIALS - 7.6%
ABB Ltd. ADR                                                           116,569                          2,634,459 (h)
Cooper Industries Ltd.                                                  38,701                          2,209,440
Deere & Co.                                                             25,178                          3,039,992
Dover Corp.                                                            117,418                          6,005,931
Eaton Corp.                                                             19,117                          1,777,881
Emerson Electric Co.                                                    61,938                          2,898,698
General Dynamics Corp.                                                  21,449                          1,677,741
Hexcel Corp.                                                            27,347                            576,201 (a,j)
ITT Corp.                                                               10,258                            700,416
Northrop Grumman Corp.                                                  42,431                          3,304,102
Pitney Bowes Inc.                                                       11,657                            545,781
Rockwell Collins, Inc.                                                   8,859                            625,800
Southwest Airlines Co.                                                 256,451                          3,823,684
Textron Inc.                                                            62,316                          6,861,615
3M Co.                                                                  40,100                          3,480,279
United Technologies Corp.                                              116,831                          8,286,823
Waste Management, Inc.                                                  10,724                            418,772
WESCO International, Inc.                                               12,123                            732,835 (a)
                                                                                                       49,600,450

INFORMATION TECHNOLOGY - 20.7%
Activision, Inc.                                                        55,953                          1,044,643 (a)
Analog Devices, Inc.                                                   122,164                          4,598,253
Automatic Data Processing, Inc.                                         67,373                          3,265,569
Cisco Systems, Inc.                                                    633,261                         17,636,319 (a,h)
Corning Incorporated                                                    36,369                            929,228 (a)
Dell, Inc.                                                              20,982                            599,036 (a)
eBay, Inc.                                                              56,596                          1,821,259 (a)
EMC Corp.                                                               72,324                          1,309,064 (a,h)
First Data Corp.                                                        74,604                          2,437,313
Hewlett-Packard Co.                                                     81,132                          3,620,110
Intel Corp.                                                            521,169                         12,382,975
International Business Machines Corp.                                   50,358                          5,300,179 (j)
Intuit Inc.                                                            139,882                          4,207,651 (a)
Lam Research Corp.                                                      14,921                            766,939 (a)
Maxim Integrated Products, Inc.                                        122,712                          4,099,808
Microchip Technology Inc.                                               62,482                          2,314,333 (j)
Microsoft Corp.                                                        490,058                         14,442,009 (h)
Molex, Inc. (Class A)                                                  123,096                          3,268,199
National Semiconductor Corp.                                            82,531                          2,333,151 (j)
NAVTEQ Corp.                                                             4,663                            197,431 (a,j)
Oracle Corp.                                                           686,275                         13,526,480 (a)
Paychex, Inc.                                                          198,639                          7,770,758
QUALCOMM, Inc.                                                         179,323                          7,780,825
Salesforce.com, Inc.                                                     9,435                            404,384 (a,j)
Sun Microsystems, Inc.                                                  93,255                            490,521 (a)
Taiwan Semiconductor Manufacturing
Company Ltd. ADR                                                        95,566                          1,063,645
Texas Instruments Incorporated                                         112,936                          4,249,782
Western Union Co.                                                      447,142                          9,313,968
Yahoo! Inc.                                                            175,316                          4,756,323 (a)
                                                                                                      135,930,155

MATERIALS - 2.1%
Barrick Gold Corp.                                                     152,330                          4,428,233
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                               23,314                          1,930,865 (j)
Monsanto Co.                                                            56,647                          3,825,938
PAN American Silver Corp.                                               20,981                            552,430 (a)
Praxair, Inc.                                                           39,355                          2,833,166
                                                                                                       13,570,632

TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.                                                              99,019                          4,109,288
NII Holdings Inc. (Class B)                                             24,117                          1,947,207 (a)
Sprint Nextel Corp. (Series 1)                                          53,622                          1,110,512
Verizon Communications Inc.                                             80,665                          3,320,978
Vodafone Group, PLC ADR                                                 31,706                          1,066,273
                                                                                                       11,554,258

UTILITIES - 2.1%
Constellation Energy Group, Inc.                                        27,977                          2,438,755
Dominion Resources, Inc.                                                76,219                          6,578,462
Edison International                                                    32,172                          1,805,493
FPL Group, Inc.                                                         26,240                          1,488,858
PG&E Corp.                                                              26,971                          1,221,786 (j)
                                                                                                       13,533,354

TOTAL COMMON STOCK                                                                                    632,495,370
(COST $565,034,009)

----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                       96,212                          3,480,950 (n)
Industrial Select Sector SPDR Fund                                     377,741                         14,747,009 (n)

TOTAL EXCHANGE TRADED FUNDS
(COST $14,506,240)                                                                                     18,227,959

TOTAL INVESTMENTS IN SECURITIES
(COST $579,540,249)                                                                                   650,723,329

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.3%
----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.4%
GEI Short Term Investment Fund
5.55%                                                                2,439,222                          2,439,222 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.9%
State Street Navigator Securities
Lending Prime Portfolio
5.36%                                                               19,290,725                         19,290,725 (d,e)

TOTAL SHORT-TERM INVESTMENTS
(COST $21,729,947)                                                                                     21,729,947

TOTAL INVESTMENTS
(COST $601,270,196)                                                                                   672,453,276

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (2.6)%                                                                                          (16,740,815)
                                                                                                    -------------
NET ASSETS  - 100.0%                                                                                $ 655,712,461
                                                                                                    =============

----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------------

The GE Institutional U.S.Equity Fund had the following Short futures contracts open at June 30, 2007 (unaudited):

                                                                  NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                 EXPIRATION DATE       CONTRACTS    NOTIONAL VALUE     APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                       September 2007           11         $(4,167,350)        $29,425

GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)


                                                                                   NUMBER OF SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.5%
-------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.9%
Abercrombie & Fitch Co. (Class A)                                                               900               $65,682
Amazon.Com, Inc.                                                                              3,300               225,753 (a)
Apollo Group, Inc. (Class A)                                                                  1,500                87,645 (a)
Autonation, Inc.                                                                              1,468                32,942 (a)
Autozone, Inc.                                                                                  500                68,310 (a)
Bed Bath & Beyond, Inc.                                                                       3,000               107,970 (a)
Best Buy Company, Inc.                                                                        4,450               207,681
Big Lots, Inc.                                                                                1,100                32,362 (a)
Black & Decker Corp.                                                                            700                61,817
Brunswick Corp.                                                                                 900                29,367
Carnival Corp.                                                                                4,800               234,096
CBS Corp.                                                                                     7,750               258,230
Centex Corp.                                                                                  1,300                52,130
Circuit City Stores, Inc.                                                                     1,300                19,604
Citadel Broadcasting Corp.                                                                      181                 1,168
Clear Channel Communications, Inc.                                                            5,400               204,228
Coach, Inc.                                                                                   4,100               194,299 (a)
Comcast Corp. (Class A)                                                                      33,488               941,683 (a)
D.R. Horton, Inc.                                                                             3,000                59,790
Darden Restaurants, Inc.                                                                      1,550                68,184
Dillard's, Inc. (Class A)                                                                       700                25,151
DIRECTV Group, Inc.                                                                           8,300               191,813 (a)
Dollar General Corp.                                                                          3,541                77,619
Dow Jones & Company, Inc.                                                                       600                34,470
Eastman Kodak Co.                                                                             3,100                86,273
Family Dollar Stores, Inc.                                                                    1,500                51,480
Ford Motor Co.                                                                               20,677               194,777
Fortune Brands, Inc.                                                                          1,600               131,792
Gannett Company, Inc.                                                                         2,500               137,375
General Motors Corp.                                                                          6,212               234,814
Genuine Parts Co.                                                                             1,800                89,280
Goodyear Tire & Rubber Co.                                                                    2,300                79,948 (a)
H&R Block, Inc.                                                                               3,400                79,458
Harley-Davidson, Inc.                                                                         2,800               166,908
Harman International Industries Inc.                                                            700                81,760
Harrah's Entertainment, Inc.                                                                  2,000               170,520
Hasbro, Inc.                                                                                  1,750                54,968
Hilton Hotels Corp.                                                                           4,300               143,921
Home Depot, Inc.                                                                             21,100               830,285
IAC/InterActiveCorp.                                                                          2,400                83,064 (a)
International Game Technology                                                                 3,700               146,890
Interpublic Group of Companies, Inc.                                                          5,000                57,000 (a)
J.C. Penney Company, Inc.                                                                     2,400               173,712
Johnson Controls, Inc.                                                                        2,100               243,117
Jones Apparel Group, Inc.                                                                     1,100                31,075
KB Home                                                                                         900                35,433
Kohl's Corp.                                                                                  3,500               248,605 (a)
Leggett & Platt, Incorporated                                                                 1,900                41,895
Lennar Corp. (Class A)                                                                        1,500                54,840
Limited Brands, Inc.                                                                          3,626                99,534
Liz Claiborne Inc.                                                                            1,000                37,300
Lowe's Companies, Inc.                                                                       16,200               497,178
Macy's, Inc.                                                                                  4,982               198,184
Marriott International Inc. (Class A)                                                         3,600               155,664
Mattel, Inc.                                                                                  4,100               103,689
McDonald's Corp.                                                                             12,889               654,246
McGraw-Hill Companies Inc.                                                                    3,600               245,088
Meredith Corp.                                                                                  400                24,640
New York Times Co. (Class A)                                                                  1,600                40,640
Newell Rubbermaid Inc.                                                                        3,015                88,732
News Corp. (Class A)                                                                         25,100               532,371
Nike Inc. (Class B)                                                                           4,000               233,160
Nordstrom, Inc.                                                                               2,400               122,688
Office Depot, Inc.                                                                            3,000                90,900 (a)
OfficeMax, Inc.                                                                                 800                31,440
Omnicom Group, Inc.                                                                           3,600               190,512
Polo Ralph Lauren Corp. (Class A)                                                               700                68,677
Pulte Homes, Inc.                                                                             2,400                53,880
RadioShack Corp.                                                                              1,500                49,710
Sears Holdings Corp.                                                                            829               140,515 (a)
Snap-On Incorporated                                                                            700                35,357
Staples, Inc.                                                                                 7,550               179,161
Starbucks Corp.                                                                               8,000               209,920 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                                     2,300               154,261
Target Corp.                                                                                  9,100               578,760
The E.W. Scripps Co. (Class A)                                                                  800                36,552
The Gap, Inc.                                                                                 5,662               108,144
The Sherwin-Williams Co.                                                                      1,200                79,764
The Stanley Works                                                                               900                54,630
The Walt Disney Co.                                                                          21,200               723,768
Tiffany & Co.                                                                                 1,400                74,284
Time Warner, Inc.                                                                            40,550               853,172 (h)
TJX Companies, Inc.                                                                           5,000               137,500
Tribune Co.                                                                                   1,034                30,400
VF Corp.                                                                                      1,000                91,580
Viacom Inc. (Class B)                                                                         7,350               305,980 (a)
Wendy's International, Inc.                                                                     800                29,400
Whirlpool Corp.                                                                                 871                96,855
Wyndham Worldwide Corp.                                                                       2,027                73,499 (a)
Yum! Brands, Inc.                                                                             5,600               183,232
                                                                                                               14,626,151

CONSUMER STAPLES - 9.1%
Altria Group, Inc.                                                                           22,600             1,585,164 (h)
Anheuser-Busch Companies, Inc.                                                                8,100               422,496
Archer-Daniels-Midland Co.                                                                    7,008               231,895
Avon Products, Inc.                                                                           4,700               172,725
Brown-Forman Corp. (Class B)                                                                    800                58,464
Campbell Soup Co.                                                                             2,300                89,263
Clorox Co.                                                                                    1,600                99,360
Coca-Cola Enterprises, Inc.                                                                   3,100                74,400
Colgate-Palmolive Co.                                                                         5,500               356,675
ConAgra Foods, Inc.                                                                           5,300               142,358
Constellation Brands, Inc. (Class A)                                                          1,900                46,132 (a)
Costco Wholesale Corp.                                                                        4,800               280,896
CVS Corp.                                                                                    16,581               604,378
Dean Foods Co.                                                                                1,500                47,805
General Mills, Inc.                                                                           3,800               221,996
HJ Heinz Co.                                                                                  3,500               166,145
Kellogg Co.                                                                                   2,600               134,654
Kimberly-Clark Corp.                                                                          4,900               327,761
Kraft Foods, Inc. (Class A)                                                                  17,162               604,960
McCormick & Company, Inc.                                                                     1,400                53,452
Molson Coors Brewing Co. (Class B)                                                              500                46,230
Pepsi Bottling Group, Inc.                                                                    1,400                47,152
PepsiCo, Inc.                                                                                17,410             1,129,039
Procter & Gamble Co.                                                                         33,795             2,067,916
Reynolds American Inc.                                                                        1,800               117,360
Safeway Inc.                                                                                  4,900               166,747
Sara Lee Corp.                                                                                7,906               137,564
Supervalu Inc.                                                                                2,189               101,395
Sysco Corp.                                                                                   6,600               217,734
The Coca-Cola Co.                                                                            21,700             1,135,127 (h)
The Estee Lauder Companies Inc. (Class A)                                                     1,300                59,163
The Hershey Co.                                                                               1,900                96,178
The Kroger Co.                                                                                7,500               210,975
Tyson Foods, Inc. (Class A)                                                                   2,800                64,512
UST Inc.                                                                                      1,700                91,307
Walgreen Co.                                                                                 10,800               470,232
Wal-Mart Stores, Inc.                                                                        26,000             1,250,860
Whole Foods Market, Inc.                                                                      1,600                61,280
WM Wrigley Jr. Co.                                                                            2,300               127,213
                                                                                                               13,318,963

ENERGY - 10.5%
Anadarko Petroleum Corp.                                                                      5,074               263,797
Apache Corp.                                                                                  3,612               294,703
Baker Hughes Incorporated                                                                     3,470               291,931
BJ Services Co.                                                                               3,200                91,008
Chesapeake Energy Corp.                                                                       4,300               148,780
Chevron Corp.                                                                                23,014             1,938,699
ConocoPhillips                                                                               17,616             1,382,856
Consol Energy, Inc.                                                                           2,000                92,220
Devon Energy Corp.                                                                            4,828               377,984
El Paso Corp.                                                                                 7,483               128,932
ENSCO International Inc.                                                                      1,600                97,616
EOG Resources, Inc.                                                                           2,600               189,956
Exxon Mobil Corp.                                                                            60,516             5,076,082 (h)
Halliburton Co.                                                                               9,845               339,653
Hess Corp.                                                                                    3,000               176,880
Marathon Oil Corp.                                                                            7,282               436,629
Murphy Oil Corp.                                                                              2,000               118,880
Nabors Industries Ltd.                                                                        3,100               103,478 (a)
National Oilwell Varco, Inc.                                                                  1,900               198,056 (a)
Noble Corp.                                                                                   1,400               136,528
Occidental Petroleum Corp.                                                                    9,000               520,920
Peabody Energy Corp.                                                                          2,800               135,464
Rowan Companies, Inc.                                                                         1,200                49,176
Schlumberger Ltd.                                                                            12,700             1,078,738
Smith International, Inc.                                                                     2,200               129,008
Spectra Energy Corp.                                                                          6,754               175,334
Sunoco, Inc.                                                                                  1,300               103,584
The Williams Companies, Inc.                                                                  6,500               205,530
Transocean Inc.                                                                               3,051               323,345 (a)
Valero Energy Corp.                                                                           5,900               435,774
Weatherford International Ltd.                                                                3,600               198,864 (a)
XTO Energy, Inc.                                                                              4,166               250,377
                                                                                                               15,490,782

FINANCIALS - 20.3%
ACE Ltd.                                                                                      3,400               212,568
AFLAC Incorporated                                                                            5,300               272,420
Allstate Corp.                                                                                6,600               405,966
AMBAC Financial Group, Inc.                                                                   1,150               100,269
American Express Co.                                                                         12,800               783,104 (h)
American International Group, Inc.                                                           27,838             1,949,495 (h)
Ameriprise Financial, Inc.                                                                    2,560               162,739
AON Corp.                                                                                     3,100               132,091
Apartment Investment & Management Co. (Class A) (REIT)                                        1,000                50,420
Archstone-Smith Trust (REIT)                                                                  2,300               135,953
Assurant, Inc.                                                                                1,100                64,812
AvalonBay Communities, Inc. (REIT)                                                              900               106,992
Bank of America Corp.                                                                        47,656             2,329,902 (h)
BB&T Corp.                                                                                    5,800               235,944
Boston Properties, Inc. (REIT)                                                                1,300               132,769
Capital One Financial Corp.                                                                   4,469               350,548
CB Richard Ellis Group, Inc. (Class A)                                                        2,000                73,000 (a)
Charles Schwab Corp.                                                                         10,700               219,564
Chicago Mercantile Exchange Holdings Inc.                                                       389               207,866
Chubb Corp.                                                                                   4,300               232,802
Cincinnati Financial Corp.                                                                    1,838                79,769
CIT Group, Inc.                                                                               2,100               115,143
Citigroup, Inc.                                                                              53,113             2,724,166
Comerica Incorporated                                                                         1,650                98,125
Commerce Bancorp Inc.                                                                         2,000                73,980
Compass Bancshares, Inc.                                                                      1,400                96,572
Countrywide Financial Corp.                                                                   6,398               232,567
Developers Diversified Realty Corp. (REIT)                                                    1,300                68,523
E*Trade Financial Corp.                                                                       4,600               101,614 (a)
Equity Residential (REIT)                                                                     3,100               141,453
Federal Home Loan Mortgage Corp.                                                              7,200               437,040
Federal National Mortgage Assoc.                                                             10,400               679,432
Federated Investors Inc. (Class B)                                                              900                34,497
Fifth Third Bancorp                                                                           6,019               239,376
First Horizon National Corp.                                                                  1,300                50,700
Franklin Resources, Inc.                                                                      1,800               238,446
General Growth Properties, Inc. (REIT)                                                        2,600               137,670
Genworth Financial, Inc. (Class A)                                                            4,400               151,360
Goldman Sachs Group, Inc.                                                                     4,400               953,700
Hartford Financial Services Group, Inc.                                                       3,400               334,934
Host Hotels & Resorts Inc. (REIT)                                                             5,800               134,096
Hudson City Bancorp, Inc.                                                                     5,200                63,544
Huntington Bancshares Incorporated                                                            3,878                88,186
Janus Capital Group, Inc.                                                                     2,000                55,680
JP Morgan Chase & Co.                                                                        36,680             1,777,146
Keycorp                                                                                       4,200               144,186
Kimco Realty Corp. (REIT)                                                                     2,400                91,368
Legg Mason, Inc.                                                                              1,400               137,732
Lehman Brothers Holdings, Inc.                                                                5,700               424,764
Lincoln National Corp.                                                                        2,822               200,221
Loews Corp.                                                                                   4,700               239,606
M&T Bank Corp.                                                                                  800                85,520
Marsh & McLennan Companies, Inc.                                                              6,000               185,280
Marshall & Ilsley Corp.                                                                       2,700               128,601
MBIA Inc.                                                                                     1,400                87,108
Mellon Financial Corp.                                                                        4,500               198,000
Merrill Lynch & Company, Inc.                                                                 9,400               785,652
Metlife, Inc.                                                                                 8,000               515,840
MGIC Investment Corp.                                                                           900                51,174
Moody's Corp.                                                                                 2,500               155,500
Morgan Stanley                                                                               11,300               947,844
National City Corp.                                                                           6,300               209,916
Northern Trust Corp.                                                                          2,000               128,480
Plum Creek Timber Company, Inc. (REIT)                                                        1,800                74,988
PNC Financial Services Group, Inc.                                                            3,700               264,846
Principal Financial Group, Inc.                                                               2,800               163,212
Prologis (REIT)                                                                               2,700               153,630
Prudential Financial, Inc.                                                                    5,000               486,150
Public Storage, Inc. (REIT)                                                                   1,300                99,866
Regions Financial Corp.                                                                       7,473               247,356
Safeco Corp.                                                                                  1,100                68,486
Simon Property Group, Inc. (REIT)                                                             2,400               223,296
SLM Corp.                                                                                     4,500               259,110
Sovereign Bancorp, Inc.                                                                       3,865                81,706
State Street Corp.                                                                            4,200               287,280 (e)
SunTrust Banks, Inc.                                                                          3,800               325,812
Synovus Financial Corp.                                                                       3,500               107,450
T Rowe Price Group, Inc.                                                                      2,800               145,292
The Bank of New York Company, Inc.                                                            8,100               335,664
The Bear Stearns Companies Inc.                                                               1,220               170,800
The Progressive Corp.                                                                         8,000               191,440
Torchmark Corp.                                                                               1,000                67,000
Travelers Companies, Inc.                                                                     7,076               378,566
UnumProvident Corp.                                                                           3,646                95,197
US Bancorp                                                                                   18,606               613,068
Vornado Realty Trust (REIT)                                                                   1,400               153,776
Wachovia Corp.                                                                               20,524             1,051,855
Washington Mutual Inc.                                                                        9,514               405,677
Wells Fargo & Co.                                                                            35,800             1,259,086
XL Capital Ltd.                                                                               2,000               168,580
Zions Bancorporation                                                                          1,200                92,292
                                                                                                               29,955,216

HEALTHCARE - 11.4%
Abbott Laboratories                                                                          16,600               888,930 (h)
Aetna, Inc.                                                                                   5,600               276,640
Allergan, Inc.                                                                                3,400               195,976
AmerisourceBergen Corp.                                                                       2,044               101,117
Amgen, Inc.                                                                                  12,376               684,269 (a)
Applera Corp - Applied Biosystems Group                                                       1,900                58,026
Barr Pharmaceuticals, Inc.                                                                    1,200                60,276 (a)
Bausch & Lomb Inc.                                                                              600                41,664
Baxter International, Inc.                                                                    7,100               400,014
Becton Dickinson & Co.                                                                        2,600               193,700
Biogen Idec, Inc.                                                                             3,595               192,333 (a)
Biomet, Inc.                                                                                  2,625               120,015
Boston Scientific Corp.                                                                      12,739               195,416 (a)
Bristol-Myers Squibb Co.                                                                     21,300               672,228
C.R. Bard, Inc.                                                                               1,100                90,893
Cardinal Health, Inc.                                                                         4,175               294,922
Celgene Corp.                                                                                 4,000               229,320 (a)
Cigna Corp.                                                                                   3,000               156,660
Coventry Healthcare, Inc.                                                                     1,700                98,005 (a)
Eli Lilly & Co.                                                                              10,600               592,328 (h)
Express Scripts, Inc.                                                                         3,000               150,030 (a)
Forest Laboratories, Inc.                                                                     3,500               159,775 (a)
Genzyme Corp.                                                                                 2,800               180,320 (a)
Gilead Sciences, Inc.                                                                        10,000               387,700 (a)
Hospira, Inc.                                                                                 1,600                62,464 (a)
Humana Inc.                                                                                   1,800               109,638 (a)
IMS Health Inc.                                                                               1,988                63,874
Johnson & Johnson                                                                            31,068             1,914,410 (h)
King Pharmaceuticals, Inc.                                                                    2,766                56,592 (a)
Laboratory Corp of America Holdings                                                           1,300               101,738 (a)
Manor Care, Inc.                                                                                800                52,232
McKesson Corp.                                                                                3,144               187,508
Medco Health Solutions, Inc.                                                                  2,994               233,502 (a)
Medtronic Inc.                                                                               12,400               643,064
Merck & Company, Inc.                                                                        23,400             1,165,320
Millipore Corp.                                                                                 600                45,054 (a)
Mylan Laboratories Inc.                                                                       2,600                47,294
Patterson Companies, Inc.                                                                     1,400                52,178 (a)
PerkinElmer, Inc.                                                                             1,400                36,484
Pfizer Inc.                                                                                  75,269             1,924,628 (h)
Quest Diagnostics Inc.                                                                        1,700                87,805
Schering-Plough Corp.                                                                        16,000               487,040
St. Jude Medical, Inc.                                                                        3,700               153,513 (a)
Stryker Corp.                                                                                 3,200               201,888
Tenet Healthcare Corp.                                                                        5,300                34,503 (a)
Thermo Electron Corp.                                                                         4,600               237,912 (a)
UnitedHealth Group, Inc.                                                                     14,500               741,530
Varian Medical Systems, Inc.                                                                  1,300                55,263 (a)
Waters Corp.                                                                                  1,100                65,296 (a)
Watson Pharmaceuticals, Inc.                                                                  1,200                39,036 (a)
WellPoint, Inc.                                                                               6,600               526,878 (a)
Wyeth                                                                                        14,400               825,696 (h)
Zimmer Holdings, Inc.                                                                         2,590               219,865 (a)
                                                                                                               16,792,762

INDUSTRIALS - 11.2%
Allied Waste Industries, Inc.                                                                 2,900                39,034 (a)
American Standard Companies, Inc.                                                             1,900               112,062
Avery Dennison Corp.                                                                          1,000                66,480
Boeing Co.                                                                                    8,500               817,360
Burlington Northern Santa Fe Corp.                                                            3,800               323,532
Caterpillar, Inc.                                                                             6,900               540,270
CH Robinson Worldwide, Inc.                                                                   1,800                94,536
Cintas Corp.                                                                                  1,500                59,145
Cooper Industries Ltd.                                                                        2,000               114,180
CSX Corp.                                                                                     4,800               216,384
Cummins, Inc.                                                                                 1,100               111,331
Danaher Corp.                                                                                 2,600               196,300
Deere & Co.                                                                                   2,400               289,776
Dover Corp.                                                                                   2,200               112,530
Eaton Corp.                                                                                   1,600               148,800
Emerson Electric Co.                                                                          8,600               402,480
Equifax, Inc.                                                                                 1,600                71,072
FedEx Corp.                                                                                   3,300               366,201
Fluor Corp.                                                                                   1,000               111,370
General Dynamics Corp.                                                                        4,400               344,168
General Electric Co.                                                                        110,500             4,229,940 (h,m)
Goodrich Corp.                                                                                1,400                83,384
Honeywell International Inc.                                                                  8,450               475,566
Illinois Tool Works Inc.                                                                      4,400               238,436
Ingersoll-Rand Company Ltd. (Class A)                                                         3,300               180,906
ITT Corp.                                                                                     1,900               129,732
L-3 Communications Holdings, Inc.                                                             1,400               136,346
Lockheed Martin Corp.                                                                         3,800               357,694
Masco Corp.                                                                                   4,200               119,574
Monster Worldwide, Inc.                                                                       1,300                53,430 (a)
Norfolk Southern Corp.                                                                        4,200               220,794
Northrop Grumman Corp.                                                                        3,684               286,873
Paccar Inc.                                                                                   2,650               230,656
Pall Corp.                                                                                    1,400                64,386
Parker Hannifin Corp.                                                                         1,300               127,283
Pitney Bowes Inc.                                                                             2,300               107,686
Precision Castparts Corp.                                                                     1,500               182,040
Raytheon Co.                                                                                  4,700               253,283
Robert Half International Inc.                                                                1,700                62,050
Rockwell Automation, Inc.                                                                     1,600               111,104
Rockwell Collins, Inc.                                                                        1,800               127,152
RR Donnelley & Sons Co.                                                                       2,300               100,073
Ryder System, Inc.                                                                              600                32,280
Southwest Airlines Co.                                                                        8,250               123,008
Terex Corp.                                                                                   1,100                89,430 (a)
Textron Inc.                                                                                  1,300               143,143
3M Co.                                                                                        7,800               676,962
Tyco International Ltd.                                                                      21,366               721,957
Union Pacific Corp.                                                                           2,900               333,935
United Parcel Service Inc. (Class B)                                                         11,400               832,200
United Technologies Corp.                                                                    10,700               758,951
W.W. Grainger, Inc.                                                                             800                74,440
Waste Management, Inc.                                                                        5,670               221,413
                                                                                                               16,423,118

INFORMATION TECHNOLOGY - 15.0%
Adobe Systems Incorporated                                                                    6,400               256,960 (a)
Advanced Micro Devices, Inc.                                                                  5,800                82,940 (a)
Affiliated Computer Services, Inc. (Class A)                                                  1,000                56,720 (a)
Agilent Technologies, Inc.                                                                    4,255               163,562 (a)
Altera Corp.                                                                                  3,900                86,307
Analog Devices, Inc.                                                                          3,400               127,976
Apple Computer, Inc.                                                                          9,300             1,134,972 (a)
Applied Materials, Inc.                                                                      14,800               294,076
Autodesk, Inc.                                                                                2,400               112,992 (a)
Automatic Data Processing, Inc.                                                               6,000               290,820
Avaya, Inc.                                                                                   4,940                83,190 (a)
BMC Software, Inc.                                                                            2,200                66,660 (a)
Broadcom Corp. (Class A)                                                                      4,900               143,325 (a)
CA, Inc.                                                                                      4,350               112,360
Ciena Corp.                                                                                     957                34,576 (a)
Cisco Systems, Inc.                                                                          65,100             1,813,035 (a,h)
Citrix Systems, Inc.                                                                          2,000                67,340 (a)
Cognizant Technology Solutions Corp. (Class A)                                                1,500               112,635 (a)
Computer Sciences Corp.                                                                       1,800               106,470 (a)
Compuware Corp.                                                                               3,500                41,510 (a)
Convergys Corp.                                                                               1,500                36,360 (a)
Corning Incorporated                                                                         17,100               436,905 (a)
Dell, Inc.                                                                                   24,400               696,620 (a)
eBay, Inc.                                                                                   12,300               395,814 (a)
Electronic Arts, Inc.                                                                         3,300               156,156 (a)
Electronic Data Systems Corp.                                                                 5,400               149,742
EMC Corp.                                                                                    22,562               408,372 (a)
Fidelity National Information Services, Inc.                                                  1,700                92,276
First Data Corp.                                                                              8,250               269,527
Fiserv, Inc.                                                                                  1,800               102,240 (a)
Google, Inc. (Class A)                                                                        2,362             1,236,224 (a)
Hewlett-Packard Co.                                                                          28,228             1,259,533
Intel Corp.                                                                                  62,300             1,480,248 (h)
International Business Machines Corp.                                                        14,600             1,536,650 (h)
Intuit Inc.                                                                                   3,600               108,288 (a)
Jabil Circuit, Inc.                                                                           2,100                46,347
JDS Uniphase Corp.                                                                            2,350                31,560 (a)
Juniper Networks, Inc.                                                                        6,000               151,020 (a)
Kla-Tencor Corp.                                                                              2,100               115,395
Lexmark International Inc. (Class A)                                                          1,000                49,310 (a)
Linear Technology Corp.                                                                       2,800               101,304
LSI Logic Corp.                                                                               8,100                60,831 (a)
Maxim Integrated Products, Inc.                                                               3,400               113,594
MEMC Electronic Materials, Inc.                                                               2,500               152,800 (a)
Micron Technology, Inc.                                                                       8,000               100,240 (a)
Microsoft Corp.                                                                              90,400             2,664,088 (h)
Molex, Inc.                                                                                   1,450                43,514
Motorola, Inc.                                                                               24,661               436,500
National Semiconductor Corp.                                                                  2,900                81,983
NCR Corp.                                                                                     2,000               105,080 (a)
Network Appliance, Inc.                                                                       3,900               113,880 (a)
Novell, Inc.                                                                                  3,200                24,928 (a)
Novellus Systems, Inc.                                                                        1,400                39,718 (a)
Nvidia Corp.                                                                                  4,000               165,240 (a)
Oracle Corp.                                                                                 42,807               843,726 (a)
Paychex, Inc.                                                                                 3,600               140,832
QLogic Corp.                                                                                  1,600                26,640 (a)
QUALCOMM, Inc.                                                                               18,000               781,020
SanDisk Corp.                                                                                 2,400               117,456 (a)
Solectron Corp.                                                                              10,700                39,376 (a)
Sun Microsystems, Inc.                                                                       39,400               207,244 (a)
Symantec Corp.                                                                                9,459               191,072 (a)
Tektronix, Inc.                                                                                 800                26,992
Tellabs, Inc.                                                                                 4,900                52,724 (a)
Teradyne, Inc.                                                                                1,800                31,644 (a)
Texas Instruments Incorporated                                                               15,500               583,265
Unisys Corp.                                                                                  3,600                32,904 (a)
VeriSign Inc.                                                                                 2,500                79,325 (a)
Western Union Co.                                                                             8,150               169,764
Xerox Corp.                                                                                  10,200               188,496 (a)
Xilinx, Inc.                                                                                  3,100                82,987
Yahoo! Inc.                                                                                  13,000               352,690 (a)
                                                                                                               22,098,870

MATERIALS - 3.0%
Air Products & Chemicals, Inc.                                                                2,300               184,851
Alcoa, Inc.                                                                                   9,384               380,334
Allegheny Technologies Incorporated                                                           1,100               115,368
Ashland, Inc.                                                                                   600                38,370
Ball Corp.                                                                                    1,200                63,804
Bemis Co.                                                                                     1,000                33,180
Domtar Corp.                                                                                     12                   134 (a)
Dow Chemical Co.                                                                             10,294               455,201
E.I. du Pont de Nemours and Co.                                                               9,903               503,469
Eastman Chemical Co.                                                                            900                57,897
Ecolab Inc.                                                                                   1,900                81,130
Freeport-McMoRan Copper & Gold Inc. (Class B)                                                 4,074               337,409
Hercules Incorporated                                                                         1,400                27,510 (a)
International Flavors & Fragrances Inc.                                                         800                41,712
International Paper Co.                                                                       4,775               186,464
MeadWestvaco Corp.                                                                            2,000                70,640
Monsanto Co.                                                                                  5,806               392,137
Newmont Mining Corp.                                                                          4,900               191,394
Nucor Corp.                                                                                   3,200               187,680
Pactiv Corp.                                                                                  1,300                41,457 (a)
PPG Industries, Inc.                                                                          1,800               136,998
Praxair, Inc.                                                                                 3,400               244,766
Rohm & Haas Co.                                                                               1,500                82,020
Sealed Air Corp.                                                                              1,600                49,632
Sigma-Aldrich Corp.                                                                           1,400                59,738
Temple-Inland Inc.                                                                            1,200                73,836
United States Steel Corp.                                                                     1,300               141,375
Vulcan Materials Co.                                                                          1,000               114,540
Weyerhaeuser Co.                                                                              2,345               185,091
                                                                                                                4,478,137

TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.                                                                                  3,700               249,935
AT&T, Inc.                                                                                   66,231             2,748,586 (h)
CenturyTel, Inc.                                                                              1,200                58,860
Citizens Communications Co.                                                                   3,500                53,445
Embarq Corp.                                                                                  1,635               103,610
Qwest Communications International Inc.                                                      16,717               162,155 (a)
Sprint Nextel Corp. (Series 1)                                                               31,201               646,173
Verizon Communications Inc.                                                                  31,166             1,283,104
Windstream Corp.                                                                              5,118                75,542
                                                                                                                5,381,410

UTILITIES - 3.4%
Allegheny Energy, Inc.                                                                        1,800                93,132 (a)
Ameren Corp.                                                                                  2,200               107,822
American Electric Power Company, Inc.                                                         4,340               195,474
Centerpoint Energy, Inc.                                                                      3,400                59,160
CMS Energy Corp.                                                                              2,300                39,560
Consolidated Edison, Inc.                                                                     3,000               135,360
Constellation Energy Group, Inc.                                                              1,900               165,623
Dominion Resources, Inc.                                                                      3,784               326,597
DTE Energy Co.                                                                                2,000                96,440
Duke Energy Corp.                                                                            13,808               252,686
Dynegy, Inc. (Class A)                                                                        4,600                43,424 (a)
Edison International                                                                          3,600               202,032
Entergy Corp.                                                                                 2,100               225,435
Exelon Corp.                                                                                  7,250               526,350
FirstEnergy Corp.                                                                             3,231               209,143
FPL Group, Inc.                                                                               4,300               243,982
Integrys Energy Group, Inc.                                                                     795                40,330
KeySpan Corp.                                                                                 1,800                75,564
Nicor Inc.                                                                                      400                17,168
NiSource Inc.                                                                                 2,747                56,890
PG&E Corp.                                                                                    3,700               167,610
Pinnacle West Capital Corp.                                                                   1,100                43,835
PPL Corp.                                                                                     4,200               196,518
Progress Energy, Inc.                                                                         2,675               121,953
Public Service Enterprise Group, Inc.                                                         2,700               237,006
Questar Corp.                                                                                 1,800                95,130
Sempra Energy                                                                                 2,750               162,883
TECO Energy, Inc.                                                                             2,000                34,360
The AES Corp.                                                                                 7,300               159,724 (a)
The Southern Co.                                                                              8,100               277,749
TXU Corp.                                                                                     4,900               329,770
Xcel Energy Inc.                                                                              4,315                88,328
                                                                                                                5,027,038

TOTAL INVESTMENTS IN SECURITIES                                                                               143,592,447
(COST $110,930,363)

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.9%
GEI Short Term Investment Fund
5.55%                                                                                     2,797,776             2,797,776 (d,l)
Money Market Obligations Trust
5.22%                                                                                        10,105                10,105 (o)

                                                                                          PRINCIPAL
                                                                                             AMOUNT
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill
4.66%                                                                 09/06/07             $200,000               198,266

TOTAL SHORT-TERM INVESTMENTS                                                                                    3,006,147
(COST $3,006,147)

TOTAL INVESTMENTS                                                                                             146,598,594
(COST $113,936,510)

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                          658,534
                                                                                                             ------------

NET ASSETS  - 100.0%                                                                                         $147,257,128
                                                                                                             ============


-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                                   CURRENT         UNREALIZED
DESCRIPTION                                         EXPIRATION DATE       NUMBER OF CONTRACTS   NOTIONAL VALUE    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Future                          September  2007                 44            $3,333,880        $(21,472)



GE INSTITUTIONAL VALUE EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                            NUMBER OF
                                                                              SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.9%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.5%
Bed Bath & Beyond, Inc.                                                        10,546                        $379,550 (a,j)
Comcast Corp. (Class A)                                                        31,638                         884,599 (a)
General Motors Corp.                                                           12,305                         465,129 (j)
Koninklijke Philips
Electronics N.V. ADR                                                           22,633                         957,829
News Corp. (Class A)                                                           36,911                         782,882
Omnicom Group, Inc.                                                            40,772                       2,157,654
Starwood Hotels & Resorts Worldwide, Inc.                                       5,273                         353,660
Time Warner, Inc.                                                              84,368                       1,775,103 (h)
                                                                                                            7,756,406

CONSUMER STAPLES - 12.5%
Clorox Co.                                                                     28,648                       1,779,041 (h)
Diageo PLC ADR                                                                  4,218                         351,402
General Mills, Inc.                                                            27,592                       1,611,925
Kellogg Co.                                                                     7,381                         382,262
Kimberly-Clark Corp.                                                           24,605                       1,645,829
Nestle S.A. ADR                                                                 4,744                         453,764
PepsiCo, Inc.                                                                  40,951                       2,655,672 (h)
Procter & Gamble Co.                                                           38,137                       2,333,603
Sara Lee Corp.                                                                 25,135                         437,349
The Coca-Cola Co.                                                              10,546                         551,661
Wal-Mart Stores, Inc.                                                          13,182                         634,186
                                                                                                           12,836,694

ENERGY - 9.7%
Apache Corp.                                                                    7,381                         602,216
Exxon Mobil Corp.                                                              54,839                       4,599,895 (h)
Halliburton Co.                                                                14,060                         485,070
Hess Corp.                                                                     17,576                       1,036,281
Occidental Petroleum Corp.                                                     15,467                         895,230
Schlumberger Ltd.                                                               8,085                         686,740
Suncor Energy, Inc.                                                             2,637                         237,119
Transocean Inc.                                                                13,884                       1,471,426 (a)
                                                                                                           10,013,977

FINANCIALS - 16.8%
ACE Ltd.                                                                       11,953                         747,302
Allstate Corp.                                                                 21,970                       1,351,375 (h)
American International Group, Inc.                                             46,048                       3,224,741
AON Corp.                                                                      17,050                         726,500 (j)
Bank of America Corp.                                                          35,154                       1,718,679 (h)
BlackRock Inc. (Class A)                                                        2,812                         440,331 (j)
CB Richard Ellis Group, Inc. (Class A)                                          2,109                          76,978 (a,j)
Chubb Corp.                                                                    20,564                       1,113,335
Citigroup, Inc.                                                                50,973                       2,614,405 (h)
Federal Home Loan Mortgage Corp.                                               24,078                       1,461,535 (h)
Federal National Mortgage Assoc.                                                4,219                         275,627
Hartford Financial Services
Group, Inc.                                                                     1,758                         173,181
Mellon Financial Corp.                                                         32,165                       1,415,260 (h)
Merrill Lynch & Company, Inc.                                                     881                          73,634
Metlife, Inc.                                                                  17,928                       1,155,997
Prudential Financial, Inc.                                                      1,934                         188,043
State Street Corp.                                                              7,031                         480,920 (e)
The Bank of New York Company, Inc.                                              2,988                         123,823
                                                                                                           17,361,666

HEALTHCARE - 13.5%
Aetna, Inc.                                                                    23,025                       1,137,435
Amgen, Inc.                                                                    39,548                       2,186,609 (a)
Baxter International, Inc.                                                     20,563                       1,158,519
Bristol-Myers Squibb Co.                                                       18,807                         593,549
DaVita, Inc.                                                                   14,587                         785,948 (a)
GlaxoSmithKline PLC ADR                                                        12,305                         644,413 (h,j)
Johnson & Johnson                                                              12,128                         747,327 (h)
McKesson Corp.                                                                  7,911                         471,812
Medco Health Solutions, Inc.                                                   11,602                         904,840 (a)
Novartis AG ADR                                                                14,061                         788,400
Pfizer Inc.                                                                    54,488                       1,393,258 (h)
Thermo Electron Corp.                                                          10,019                         518,183 (a)
UnitedHealth Group, Inc.                                                        8,787                         449,367
Wyeth                                                                          36,558                       2,096,236
                                                                                                           13,875,896

INDUSTRIALS - 8.0%
ABB Ltd. ADR                                                                   43,942                         993,089
Cooper Industries Ltd.                                                         14,588                         832,829
Deere & Co.                                                                     9,491                       1,145,943
Eaton Corp.                                                                     7,207                         670,251 (h)
General Dynamics Corp.                                                          8,085                         632,409
ITT Corp.                                                                       3,867                         264,039
Northrop Grumman Corp.                                                         15,995                       1,245,531 (h)
Pitney Bowes Inc.                                                               4,394                         205,727
Rockwell Collins, Inc.                                                          3,340                         235,938
3M Co.                                                                         15,114                       1,311,744
United Technologies Corp.                                                       4,394                         311,666
Waste Management, Inc.                                                          4,042                         157,840
WESCO International, Inc.                                                       4,570                         276,256 (a)
                                                                                                            8,283,262

INFORMATION TECHNOLOGY - 19.9%
Analog Devices, Inc.                                                           29,001                       1,091,598 (h,j)
Cisco Systems, Inc.                                                            66,791                       1,860,129 (a,h)
Corning Incorporated                                                           13,710                         350,290 (a)
Dell, Inc.                                                                      7,909                         225,802 (a)
EMC Corp.                                                                       5,273                          95,441 (a)
First Data Corp.                                                               28,122                         918,746 (h)
Hewlett-Packard Co.                                                            30,583                       1,364,614
Intel Corp.                                                                    75,576                       1,795,686
International Business
Machines Corp.                                                                 18,983                       1,997,961 (h,j)
Lam Research Corp.                                                              5,624                         289,074 (a)
Maxim Integrated Products, Inc.                                                29,880                         998,291
Microchip Technology Inc.                                                      16,346                         605,456 (j)
Microsoft Corp.                                                                96,671                       2,848,894 (h)
National Semiconductor Corp.                                                   31,111                         879,508 (j)
Oracle Corp.                                                                  124,793                       2,459,670 (a,h)
Sun Microsystems, Inc.                                                         35,153                         184,905 (a)
Taiwan Semiconductor Manufacturing Company Ltd.
ADR                                                                            27,242                         303,206
Texas Instruments Incorporated                                                 31,814                       1,197,161
Western Union Co.                                                              48,863                       1,017,816
                                                                                                           20,484,248

MATERIALS - 2.2%
Barrick Gold Corp.                                                             33,395                         970,793 (h)
Freeport-McMoRan Copper & Gold Inc. (Class B)                                   8,788                         727,822
PAN American Silver Corp.                                                       7,909                         208,244 (a,j)
Praxair, Inc.                                                                   5,273                         379,603
                                                                                                            2,286,462

TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc.                                                                     10,546                         437,659
Sprint Nextel Corp. (Series 1)                                                 20,213                         418,611
Verizon Communications Inc.                                                    30,406                       1,251,815
Vodafone Group, PLC ADR                                                        11,952                         401,946
                                                                                                            2,510,031

UTILITIES - 3.4%
Constellation Energy Group, Inc.                                               10,544                         919,121
Dominion Resources, Inc.                                                       22,146                       1,911,421
Edison International                                                           12,127                         680,567
                                                                                                            3,511,109

TOTAL COMMON STOCK                                                                                         98,919,751
(COST $82,503,027)

-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              14,304                         517,519 (n)
Industrial Select Sector SPDR Fund                                             59,486                       2,322,333 (h,n)

TOTAL EXCHANGE TRADED FUNDS                                                                                 2,839,852
(COST $2,006,825)

TOTAL INVESTMENTS IN SECURITIES                                                                           101,759,603
(COST $84,509,852)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.0%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
5.55%                                                                       1,027,367                       1,027,367 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON LOAN - 6.0%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                       6,205,539                       6,205,539 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                7,232,906
(COST $7,232,906)

TOTAL INVESTMENTS                                                                                         108,992,509
(COST $91,742,758)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -
(5.7)%                                                                                                    (5,897,848)
                                                                                                         ------------
NET ASSETS  - 100.0%                                                                                     $103,094,661
                                                                                                         ============

-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Value Equity had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                                   CURRENT
                                                                                                  NOTIONAL       UNREALIZED
DESCRIPTION                                         EXPIRATION DATE      NUMBER OF CONTRACTS       VALUE        APPRECIATON
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                               September 2007              1                 $378,850        $1,938

GE INSTITUTIONAL SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 17.8%
Aaron Rents, Inc.                                                        465,500                          $ 13,592,600
Aeropostale, Inc.                                                        384,800                            16,038,464 (a,j)
American Eagle Outfitters                                                137,300                             3,523,118
Arbitron, Inc.                                                           338,900                            17,463,517 (j)
Bright Horizons Family Solutions, Inc.                                   285,200                            11,097,132 (a,j)
CBRL Group, Inc.                                                         145,000                             6,159,600 (j)
Finish Line (Class A)                                                    187,600                             1,709,036
Interactive Data Corp.                                                   572,000                            15,318,160
Jarden Corp.                                                             391,900                            16,855,619 (a,j)
LKQ Corp.                                                                324,400                             7,999,704 (a,j)
Pool Corp.                                                               284,700                            11,111,841 (j)
RARE Hospitality International, Inc.                                      93,800                             2,511,026 (a,j)
The Talbots, Inc.                                                        217,100                             5,434,013 (j)
Timberland Co. (Class A)                                                 154,500                             3,891,855 (a)
Triarc Companies, Inc. (Class A)                                         182,500                             2,896,275 (j)
Triarc Companies, Inc. (Class B)                                         504,400                             7,919,080 (j)
                                                                                                           143,521,040

CONSUMER STAPLES - 3.2%
Central European Distribution Corp.                                      433,000                            14,990,460 (a,j)
Smithfield Foods, Inc.                                                   360,000                            11,084,400 (a,j)
                                                                                                            26,074,860

ENERGY - 4.7%
Dril-Quip Inc.                                                           239,400                            10,761,030 (a)
Oil States International, Inc.                                           592,400                            24,489,816 (a,j)
St. Mary Land & Exploration Co.                                           63,700                             2,332,694
                                                                                                            37,583,540

FINANCIALS - 18.2%
BioMed Realty Trust, Inc. (REIT)                                         631,200                            15,855,744
Cullen/Frost Bankers, Inc.                                               108,100                             5,780,107 (j)
DCT Industrial Trust, Inc. (REIT)                                        572,600                             6,161,176 (j)
Federal Realty Investment Trust (REIT)                                    84,800                             6,551,648
GFI Group, Inc.                                                          151,600                            10,987,968 (a,j)
Global Cash Access Holdings, Inc.                                        724,600                            11,608,092 (a,j)
HCC Insurance Holdings, Inc.                                             534,900                            17,871,009
Hilb Rogal & Hobbs Co.                                                   379,700                            16,273,942 (j)
Jones Lang LaSalle Inc.                                                   64,400                             7,309,400
Omega Healthcare Investors, Inc. (REIT)                                  932,500                            14,761,475
Raymond James Financial, Inc.                                            470,575                            14,540,768
Sandy Spring Bancorp, Inc.                                               146,000                             4,590,240 (j)
Sterling Bancorp                                                         197,200                             3,161,116 (j)
Webster Financial Corp.                                                  148,300                             6,327,961
Westamerica Bancorporation                                               102,000                             4,512,480 (j)
                                                                                                           146,293,126

HEALTHCARE - 10.7%
AMN Healthcare Services, Inc.                                            336,100                             7,394,200 (a)
Computer Programs and Systems, Inc.                                      300,400                             9,306,392 (j)
Cubist Pharmaceuticals, Inc.                                             177,500                             3,498,525 (a,j)
HMS Holdings Corp.                                                       134,400                             2,572,416 (a,j)
Immunicon Corp.                                                          442,600                               907,330 (a,j)
KV Pharmaceutical Co. (Class A)                                          604,200                            16,458,408 (a,j)
Medical Action Industries Inc.                                           476,900                             8,612,814 (a)
Molina Healthcare, Inc.                                                  236,600                             7,221,032 (a,j)
Salix Pharmaceuticals Ltd.                                               447,400                             5,503,020 (a,j)
Thoratec Corp.                                                           329,500                             6,059,505 (a,j)
Varian, Inc.                                                             342,400                            18,773,792 (a,j)
                                                                                                            86,307,434

INDUSTRIALS - 24.4%
Applied Industrial Technologies, Inc.                                    149,800                             4,419,100
Baldor Electric Co.                                                      233,300                            11,497,024 (j)
Comfort Systems USA, Inc.                                                499,900                             7,088,582 (j)
DRS Technologies, Inc.                                                   421,200                            24,122,124 (j)
Genesee & Wyoming Inc. (Class A)                                         546,200                            16,298,608 (a,j)
Harsco Corp.                                                             401,700                            20,888,400
Herman Miller Inc.                                                       483,000                            15,262,800
Mueller Industries, Inc.                                                 364,700                            12,560,268
NCI Building Systems, Inc.                                               204,500                            10,087,985 (a,j)
Old Dominion Freight Line                                                259,300                             7,817,895 (a,j)
Oshkosh Truck Corp.                                                      330,600                            20,801,352 (j)
Quanta Services, Inc.                                                    376,000                            11,531,920 (a,j)
Teledyne Technologies Inc.                                               336,700                            15,471,365 (a,j)
Woodward Governor Co.                                                    359,400                            19,288,998 (j)
                                                                                                           197,136,421

INFORMATION TECHNOLOGY - 13.5%
Blackbaud, Inc.                                                          428,900                             9,470,112 (j)
CommScope, Inc.                                                          267,900                            15,631,965 (a,j)
Micros Systems, Inc.                                                     323,500                            17,598,400 (a)
Mobility Electronics, Inc.                                               626,200                             2,360,774 (a,j)
MoneyGram International, Inc.                                            431,100                            12,049,245
Parametric Technology Corp.                                              743,600                            16,069,196 (a)
Photon Dynamics, Inc.                                                    315,100                             3,434,590 (a,j)
Rudolph Technologies, Inc.                                               590,400                             9,806,544 (a,j)
Semtech Corp.                                                            462,900                             8,022,057 (a,j)
SRA International, Inc. (Class A)                                         84,900                             2,144,574 (a,j)
Transaction Systems Architects Inc. (Class A)                            182,100                             6,129,486 (a,j)
Zebra Technologies Corp. (Class A)                                       151,400                             5,865,236 (a,j)
                                                                                                           108,582,179

MATERIALS - 3.8%
Commercial Metals Co.                                                    470,400                            15,885,408
Packaging Corporation of America                                         424,400                            10,741,564
Pioneer Drilling Co.                                                     245,000                             3,652,950 (a,j)
                                                                                                            30,279,922

UTILITIES - 1.3%
IDACORP, Inc.                                                            321,200                            10,291,248 (j)

TOTAL INVESTMENTS IN SECURITIES                                                                            786,069,770
(COST $720,342,301)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.4%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.3%
GEI Short Term Investment Fund
5.55%                                                                 18,568,208                            18,568,208 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 27.1%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                218,253,200                           218,253,200 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                               236,821,408
(COST $236,821,408)

TOTAL INVESTMENTS                                                                                        1,022,891,178
(COST $957,163,709)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (27.0)%                                                     (217,429,854)
                                                                                                        --------------
NET ASSETS  - 100.0%                                                                                      $805,461,324
                                                                                                        ==============

GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                          NUMBER OF
                                                                            SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
-----------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.8%
Brambles Ltd.                                                                495,943                        $  5,116,476 (a)
Paladin Resources Ltd.                                                     1,803,958                          12,543,840 (a,j)
                                                                                                              17,660,316

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                                 229,619                          24,495,755

CANADA - 2.9%
Canadian National Railway Co.                                                492,782                          25,108,141 (j)
Potash Corp of Saskatchewan                                                  483,662                          37,865,441
                                                                                                              62,973,582

CHINA - 0.6%
China Petroleum & Chemical Corp.                                          12,540,000                          14,008,920 (j)

DENMARK - 0.8%
Group 4 Securicor PLC                                                      2,398,431                          10,076,413
Novozymes (Series B)                                                          67,069                           7,756,776
                                                                                                              17,833,189

EGYPT - 0.7%
Orascom Construction Industries                                              224,863                          14,719,519

FINLAND - 2.2%
Nokia OYJ                                                                  1,659,439                          46,505,762 (j)

FRANCE - 10.6%
Accor S.A.                                                                    77,407                           6,828,153 (j)
Alstom                                                                       105,199                          17,504,556 (a,j)
AXA S.A.                                                                     454,142                          19,479,689 (j)
BNP Paribas                                                                  323,801                          38,379,687 (h,j)
Credit Agricole S.A.                                                         518,521                          20,995,391 (j)
Groupe Danone                                                                 82,304                           6,633,109
LVMH Moet Hennessy Louis Vuitton S.A.                                        150,286                          17,255,503 (j)
Renault S.A.                                                                  50,269                           8,045,294 (j)
Schneider Electric S.A.                                                       81,826                          11,439,893 (j)
Suez S.A.                                                                    208,712                          11,906,129 (j)
Total S.A.                                                                   401,416                          32,476,252 (j)
Veolia Environnement                                                         369,512                          28,959,552 (j)
Vinci S.A.                                                                   109,343                           8,143,523
                                                                                                             228,046,731

GERMANY - 8.6%
Allianz AG (Regd.)                                                            88,687                          20,755,551 (j)
Bayer AG                                                                     374,703                          28,310,745 (j)
DaimlerChrysler AG (Regd.)                                                   131,333                          12,123,801
E.ON AG                                                                      199,868                          33,487,449 (h,j)
Linde AG                                                                     219,629                          26,450,725 (j)
Metro AG                                                                     185,296                          15,352,032 (j)
RWE AG                                                                       115,636                          12,315,195 (j)
Siemens AG (Regd.)                                                           255,859                          36,740,057 (j)
                                                                                                             185,535,555

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                                604,540                          18,696,970

HONG KONG - 1.8%
Esprit Holdings Ltd.                                                         344,000                           4,371,404
Hongkong Land Holdings Ltd.                                                2,492,992                          11,233,923
Jardine Matheson Holdings Ltd.                                               374,831                           8,927,883
Sun Hung Kai Properties Ltd.                                               1,124,035                          13,541,744
                                                                                                              38,074,954

INDIA - 0.7%
ICICI Bank Ltd.                                                              152,902                           3,582,367
ICICI Bank Ltd. ADR                                                            9,580                             470,857 (j)
Larsen & Toubro Ltd.                                                         205,091                          11,035,074
                                                                                                              15,088,298

ITALY - 5.4%
Banca Intesa S.p.A.                                                        3,172,501                          23,602,571 (j)
ENI S.p.A.                                                                   170,621                           6,172,995 (j)
Saipem S.p.A.                                                              1,434,008                          48,823,946 (j)
UniCredito Italiano S.p.A.                                                 4,206,976                          37,494,380 (j)
                                                                                                             116,093,892

JAPAN - 18.6%
Asahi Glass Company Ltd.                                                   1,182,035                          15,890,124 (j)
Bank of Yokohama Ltd.                                                      1,849,768                          12,916,538
Chiyoda Corp.                                                                769,427                          14,617,382 (j)
East Japan Railway Co.                                                         3,062                          23,522,648
Hoya Corp.                                                                   390,700                          12,921,898 (j)
Ibiden Company Ltd.                                                          329,880                          21,221,236 (j)
Komatsu Ltd.                                                                 671,734                          19,410,583
Mitsubishi Estate Company Ltd.                                             1,374,857                          37,188,985
Mitsubishi Heavy Industries Ltd.                                           1,979,000                          12,636,585
Mitsubishi UFJ Financial Group, Inc.                                           3,503                          38,489,770
Nidec Corp.                                                                  368,104                          21,531,575 (j)
Nomura Holdings, Inc.                                                      2,476,887                          47,965,288 (j)
Sekisui Chemical Company Ltd.                                                311,954                           2,403,732
Seven & I Holdings Company Ltd.                                              531,600                          15,150,456
Shiseido Company Ltd.                                                      1,007,000                          21,431,437 (j)
Sumitomo Realty & Development Company Ltd.                                   358,000                          11,623,849 (j)
Toray Industries Inc.                                                      4,884,992                          35,989,061 (j)
Toyota Motor Corp.                                                           592,065                          37,227,526
                                                                                                             402,138,673

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                                    406,997                          25,205,324 (j)

NETHERLANDS - 3.0%
ING Groep N.V.                                                               493,186                          21,660,396
Koninklijke Philips Electronics N.V.                                       1,040,647                          44,004,798
                                                                                                              65,665,194

NORWAY - 3.6%
Acergy S.A.                                                                  960,226                          21,582,867
Orkla ASA                                                                    574,157                          10,808,436
Telenor ASA                                                                2,290,306                          44,697,088
                                                                                                              77,088,391

RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                                  184,343                          11,165,656 (a)

SINGAPORE - 1.6%
CapitaLand Ltd.                                                            3,200,000                          16,968,233
Singapore Telecommunications Ltd.                                          8,072,631                          17,968,960
                                                                                                              34,937,193

SOUTH AFRICA - 0.8%
MTN Group, Ltd.                                                            1,250,216                          17,031,394

SOUTH KOREA - 1.8%
Hyundai Motor Co.                                                             87,970                           6,940,997
Kookmin Bank                                                                 165,865                          14,547,002
Samsung Electronics Company Ltd.                                              28,850                          17,636,559
                                                                                                              39,124,558

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                               1,629,919                          29,896,828 (j)

SWEDEN - 1.0%
Sandvik AB                                                                 1,078,296                          21,674,565 (j)

SWITZERLAND - 10.1%
ABB Ltd. (Regd.)                                                           1,284,459                          28,864,798
Adecco S.A. (Regd.)                                                          143,459                          11,061,156
Credit Suisse Group, (Regd.)                                                 449,513                          31,804,650 (h)
Holcim Ltd. (Regd.)                                                           83,938                           9,034,773
Nestle S.A. (Regd.)                                                          101,002                          38,249,678 (h)
Novartis AG (Regd.)                                                          257,398                          14,402,132
Roche Holding AG                                                             275,873                          48,717,430
Swatch Group AG                                                               27,335                           7,739,054
Swiss Reinsurance                                                             98,919                           8,991,244
Syngenta AG (Regd)                                                           106,447                          20,682,490
                                                                                                             219,547,405

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                            9,793,640                          20,974,463

UNITED KINGDOM - 14.3%
BG Group, PLC                                                                847,066                          13,873,371
BHP Billiton PLC                                                           1,975,990                          54,842,478 (h)
Diageo PLC                                                                 1,042,726                          21,653,907
GlaxoSmithKline PLC                                                          476,340                          12,397,753 (h)
Group 4 Securicor PLC                                                      2,010,483                           8,470,108
Lloyds TSB Group, PLC                                                      1,176,698                          13,069,090
National Grid PLC                                                            940,109                          13,859,402
Prudential PLC                                                             1,658,371                          23,584,990
Reed Elsevier PLC                                                            918,339                          11,858,114 (h)
Rio Tinto PLC (Regd.)                                                        318,472                          24,342,908
Royal Bank of Scotland Group, PLC                                          2,829,325                          35,769,346
Smiths Group PLC                                                             338,177                           8,013,058
Tesco PLC                                                                  2,473,186                          20,674,215 (h)
Vodafone Group, PLC                                                       14,144,646                          47,354,389
                                                                                                             309,763,129

TOTAL COMMON STOCK                                                                                         2,073,946,216
(COST $1,609,046,193)

-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                            467,500                          $6,408,100
Cia Vale do Rio Doce ADR                                                   1,070,220                          40,347,294

TOTAL PREFERRED STOCK                                                                                         46,755,394
(COST $28,976,478)

-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                         369,512                             523,997 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                            2,121,225,607
(COST $1,638,022,671)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.5%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.8%
GEI Short Term Investment Fund
5.55%                                                                     39,677,212                          39,677,212 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES
ON LOAN - 17.7%
State Street Navigator Securities Lending Prime
Portfolio
5.36%                                                                    383,285,675                         383,285,675 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 422,962,887
(COST $422,962,887)

TOTAL INVESTMENTS                                                                                          2,544,188,494
(COST $2,060,985,558)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (17.7)%                                                       (382,759,866)

                                                                                                          --------------
NET ASSETS  - 100.0%                                                                                      $2,161,428,628
                                                                                                          ==============


-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                               NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                             EXPIRATION DATE       CONTRACTS     NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                          September 2007           88          $5,366,006         $6,793
FTSE 100 Index Futures                                  September 2007           20           2,663,628          6,461
Topix Index Futures                                     September 2007            4             574,922          6,154
                                                                                                               -------
                                                                                                               $19,408
                                                                                                               =======


The GE Institutional International Equity was invested in the following sectors at June 30, 2007 (unaudited):

                                                                                                             PERCENTAGE (BASED
SECTOR                                                                                                       ON MARKET VALUE)
-----------------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                              21.34%
Short-Term                                                                                                              16.62%
Industrials                                                                                                             12.63%
Materials                                                                                                               11.23%
Telecommunication Services                                                                                               7.16%
Energy                                                                                                                   6.84%
Consumer Discretionary                                                                                                   6.24%
Information Technology                                                                                                   5.53%
Consumer Staples                                                                                                         5.47%
Utilities                                                                                                                3.97%
Healthcare                                                                                                               2.97%
                                                                                                                       -------
                                                                                                                       100.00%
                                                                                                                       =======

GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2007
(UNAUDITED)

                                                                                 NUMBER OF
                                                                                  SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.4%

CONSUMER DISCRETIONARY - 20.7%
Bed Bath & Beyond, Inc.                                                            527,204                       $18,974,072 (a)
Carnival Corp.                                                                     437,024                        21,313,660
Comcast Corp. (Class A)                                                            756,121                        21,141,143 (a)
Liberty Global, Inc. (Series C)                                                    572,987                        22,518,389 (a)
Liberty Media Holding Corp - Capital (Series A)                                    159,549                        18,775,726 (a,j)
Liberty Media Holding Corp - Interactive
(Series A)                                                                         402,340                         8,984,252 (a)
Lowe's Companies, Inc.                                                             443,961                        13,625,163
                                                                                                                 125,332,405

CONSUMER STAPLES - 2.9%
PepsiCo, Inc.                                                                      270,539                        17,544,454

ENERGY - 7.3%
Schlumberger Ltd.                                                                  284,413                        24,158,040
Transocean Inc.                                                                    187,296                        19,849,630 (a)
                                                                                                                  44,007,670

FINANCIALS - 11.7%
AFLAC Incorporated                                                                 332,971                        17,114,709 (h)
CB Richard Ellis Group, Inc. (Class A)                                             471,709                        17,217,378 (a)
Federal National Mortgage Assoc.                                                   166,485                        10,876,465
State Street Corp.                                                                 367,655                        25,147,602 (e)
                                                                                                                  70,356,154

HEALTHCARE - 16.4%
Amgen, Inc.                                                                        256,665                        14,191,008 (a)
Johnson & Johnson                                                                  138,738                         8,549,036
Lincare Holdings Inc.                                                              367,655                        14,651,052 (a)
Medtronic Inc.                                                                     416,214                        21,584,858
UnitedHealth Group, Inc.                                                           385,691                        19,724,238
Zimmer Holdings, Inc.                                                              242,792                        20,610,613 (a)
                                                                                                                  99,310,805

INDUSTRIALS - 3.7%
Dover Corp.                                                                        441,186                        22,566,664

INFORMATION TECHNOLOGY - 32.2%
Analog Devices, Inc.                                                               346,845                        13,055,246
Cisco Systems, Inc.                                                                901,796                        25,115,019 (a,h)
eBay, Inc.                                                                         450,898                        14,509,898 (a)
Intuit Inc.                                                                        665,942                        20,031,535 (a)
Linear Technology Corp.                                                            180,359                         6,525,389
Microsoft Corp.                                                                    631,257                        18,603,144
Molex, Inc. (Class A)                                                              659,005                        17,496,583
Paychex, Inc.                                                                      568,825                        22,252,434
QUALCOMM, Inc.                                                                     485,583                        21,069,446
Western Union Co.                                                                  880,985                        18,350,918
Yahoo! Inc.                                                                        652,068                        17,690,605 (a)
                                                                                                                 194,700,217

MATERIALS - 3.5%
Monsanto Co.                                                                       312,160                        21,083,286

TOTAL INVESTMENTS IN SECURITIES                                                                                  594,901,655
(COST $511,867,091)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
5.55%                                                                            7,100,623                         7,100,623 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 0.0%*
State Street Navigator Secirites lending prime portfolio
5.36%                                                                              178,500                           178,500 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                       7,279,123
(COST $7,279,123)

TOTAL INVESTMENTS                                                                                                602,180,778
(COST $519,146,214)

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                           2,371,086
                                                                                                                ------------
NET ASSETS  - 100.0%                                                                                            $604,551,864
                                                                                                                ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                              CURRENT        UNREALIZED
DESCRIPTION                                    EXPIRATION DATE      NUMBER OF CONTRACTS   NOTIONAL VALUE    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                           September 2007              9                $3,409,650        $(15,650)

GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)


                                                                                              NUMBER OF
                                                                                                 SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 44.6%
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.7%
Bed Bath & Beyond, Inc.                                                                         119,087        $4,285,941 (a,h)
Carnival Corp.                                                                                   67,376         3,285,928 (j)
Coach, Inc.                                                                                       3,656           173,258 (a)
Comcast Corp. (Class A)                                                                         197,655         5,526,434 (a,h)
Dick's Sporting Goods, Inc.                                                                       3,272           190,332 (a,j)
Home Depot, Inc.                                                                                 60,195         2,368,673 (h)
Liberty Global, Inc. (Series C)                                                                  57,205         2,248,156 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                                  22,957         2,701,580 (a)
Life Time Fitness, Inc.                                                                          12,513           666,067 (a,j)
Lowe's Companies, Inc.                                                                           93,453         2,868,073
Omnicom Group, Inc.                                                                              37,622         1,990,956
O'Reilly Automotive, Inc.                                                                        18,087           661,080 (a,j)
Pulte Homes, Inc.                                                                                 7,609           170,822 (j)
Regal Entertainment Group, (Class A)                                                             18,263           400,508 (j)
Staples, Inc.                                                                                    66,458         1,577,048
Starwood Hotels & Resorts Worldwide, Inc.                                                         5,716           383,372
Target Corp.                                                                                     40,699         2,588,456
The Cheesecake Factory                                                                           51,236         1,256,306 (a,j)
Weight Watchers International Inc.                                                                7,734           393,197 (j)
                                                                                                               33,736,187

CONSUMER STAPLES - 4.6%
Alberto-Culver Co.                                                                               28,325           671,869
Brown-Forman Corp. (Class B)                                                                      1,806           131,982 (j)
Clorox Co.                                                                                        8,028           498,539
Colgate-Palmolive Co.                                                                            63,614         4,125,368 (h)
Kimberly-Clark Corp.                                                                              7,866           526,157
McCormick & Company, Inc.                                                                        10,005           381,991
PepsiCo, Inc.                                                                                   104,656         6,786,942 (h)
Procter & Gamble Co.                                                                             74,899         4,583,070
The Coca-Cola Co.                                                                                88,924         4,651,614 (h)
The Kroger Co.                                                                                    5,478           154,096
Wal-Mart Stores, Inc.                                                                            11,630           559,519
                                                                                                               23,071,147

ENERGY - 3.5%
Dresser-Rand Group, Inc.                                                                         13,293           525,073 (a)
EOG Resources, Inc.                                                                              25,991         1,898,902
Exxon Mobil Corp.                                                                                68,404         5,737,728 (h)
GlobalSantaFe Corp.                                                                               7,317           528,653 (j)
Halliburton Co.                                                                                  30,781         1,061,944
Hess Corp.                                                                                        7,704           454,228
Peabody Energy Corp.                                                                              7,910           382,686
Schlumberger Ltd.                                                                                75,927         6,449,239 (h)
Weatherford International Ltd.                                                                   12,753           704,476 (a)
                                                                                                               17,742,929

FINANCIALS - 5.9%
Affiliated Managers Group, Inc.                                                                   3,921           504,868 (a,j)
Alleghany Corp.                                                                                     200            81,300 (a,j)
American International Group, Inc.                                                              106,708         7,472,761 (h)
CB Richard Ellis Group, Inc. (Class A)                                                           27,076           988,274 (a)
Citigroup, Inc.                                                                                  90,282         4,630,564
CVB Financial Corp.                                                                              40,842           454,163 (j)
Douglas Emmett, Inc. (REIT)                                                                      12,027           297,548 (j)
Federal National Mortgage Assoc.                                                                 55,064         3,597,331 (h)
Fortress Investment Group LLC (Class A)                                                          17,897           426,307 (j)
Greenhill & Company, Inc.                                                                         7,558           519,310 (j)
Hartford Financial Services Group, Inc.                                                           4,224           416,106
HCC Insurance Holdings, Inc.                                                                     45,158         1,508,729
Legg Mason, Inc.                                                                                  6,281           617,925
Metlife, Inc.                                                                                    16,417         1,058,568
SL Green Realty Corp. (REIT)                                                                      4,042           500,763
State Street Corp.                                                                               62,930         4,304,412 (e)
SunTrust Banks, Inc.                                                                             19,837         1,700,824
Zions Bancorporation                                                                              5,043           387,857 (j)
                                                                                                               29,467,610

HEALTHCARE - 8.1%
Abbott Laboratories                                                                              64,299         3,443,211 (h)
Aetna, Inc.                                                                                      54,098         2,672,441
Alcon, Inc.                                                                                       3,157           425,911
Amgen, Inc.                                                                                      64,055         3,541,601 (a,h)
Amylin Pharmaceuticals, Inc.                                                                     14,999           617,359 (a,j)
Barr Pharmaceuticals, Inc.                                                                       12,595           632,647 (a)
DENTSPLY International, Inc.                                                                     14,962           572,446 (j)
Gen-Probe Inc.                                                                                    7,892           476,835 (a)
Gilead Sciences, Inc.                                                                            58,786         2,279,133 (a,j)
Henry Schein, Inc.                                                                                8,175           436,790 (a,j)
Hologic, Inc.                                                                                    12,508           691,817 (a)
Lifecell Corp.                                                                                   13,089           399,738 (a,j)
Lincare Holdings Inc.                                                                            28,388         1,131,262 (a)
Manor Care, Inc.                                                                                  9,750           636,577
Medtronic Inc.                                                                                   90,886         4,713,348
Pfizer Inc.                                                                                     163,205         4,173,152 (h)
Psychiatric Solutions Inc.                                                                       23,180           840,507 (a,j)
Resmed, Inc.                                                                                     54,792         2,260,718 (a,j)
Thermo Electron Corp.                                                                            17,706           915,754 (a)
UnitedHealth Group, Inc.                                                                         97,845         5,003,793
Vertex Pharmaceuticals, Inc.                                                                     13,506           385,731 (a,j)
Wyeth                                                                                            81,400         4,667,476 (h)
                                                                                                               40,918,247

INDUSTRIALS - 3.4%
Corporate Executive Board Co.                                                                     8,934           579,906 (j)
CoStar Group, Inc.                                                                                9,863           521,555 (a,j)
Dover Corp.                                                                                      67,596         3,457,536 (h)
Harsco Corp.                                                                                     15,988           831,376
Hexcel Corp.                                                                                     41,355           871,350 (a,j)
Joy Global, Inc.                                                                                  6,499           379,087
SAIC, Inc.                                                                                       22,559           407,641 (a,j)
Southwest Airlines Co.                                                                          188,107         2,804,675 (j)
Spirit Aerosystems Holdings, Inc. (Class A)                                                       7,635           275,242 (a)
Stericycle, Inc.                                                                                  2,830           125,822 (a,j)
Textron Inc.                                                                                     32,366         3,563,821
United Technologies Corp.                                                                        41,041         2,911,038
WESCO International, Inc.                                                                         6,930           418,918 (a)
                                                                                                               17,147,967

INFORMATION TECHNOLOGY - 10.4%
Activision, Inc.                                                                                 77,321         1,443,583 (a,j)
Analog Devices, Inc.                                                                             33,175         1,248,707 (h)
Automatic Data Processing, Inc.                                                                  49,417         2,395,242
Cisco Systems, Inc.                                                                             219,471         6,112,267 (a)
Citrix Systems, Inc.                                                                             12,512           421,279 (a,j)
Cogent, Inc.                                                                                     26,720           392,517 (a,j)
Comverse Technology, Inc.                                                                        18,904           394,148 (a)
DST Systems, Inc.                                                                                 6,552           518,984 (a,j)
eBay, Inc.                                                                                       11,286           363,183 (a)
Electronic Arts, Inc.                                                                             1,924            91,044 (a)
EMC Corp.                                                                                        42,788           774,463 (a)
Global Cash Access Holdings, Inc.                                                                34,800           557,496 (a,j)
Harris Corp.                                                                                      9,934           541,900 (j)
Hittite Microwave Corp.                                                                           8,851           378,203 (a,j)
Intel Corp.                                                                                     152,537         3,624,279
Intuit Inc.                                                                                     120,521         3,625,271 (a,h)
Juniper Networks, Inc.                                                                           25,979           653,891 (a)
Limelight Networks, Inc.                                                                         12,173           240,782 (a)
Linear Technology Corp.                                                                           6,098           220,626 (j)
Macrovision Corp.                                                                                28,078           844,025 (a)
Microchip Technology Inc.                                                                        13,168           487,743
Microsoft Corp.                                                                                 123,124         3,628,464 (h)
Molex, Inc. (Class A)                                                                           107,613         2,857,125 (h)
NAVTEQ Corp.                                                                                      3,420           144,803 (a,j)
Network Appliance, Inc.                                                                           7,282           212,634 (a)
Nvidia Corp.                                                                                      9,624           397,567 (a)
Oracle Corp.                                                                                    191,530         3,775,056 (a,h)
Paychex, Inc.                                                                                   110,334         4,316,266
QUALCOMM, Inc.                                                                                  131,535         5,707,304
Salesforce.com, Inc.                                                                              6,352           272,247 (a,j)
Western Union Co.                                                                               166,560         3,469,445
Yahoo! Inc.                                                                                      80,715         2,189,798 (a)
                                                                                                               52,300,342

MATERIALS - 0.8%
Cabot Corp.                                                                                       9,251           441,088
Martin Marietta Materials, Inc.                                                                   4,004           648,728 (j)
Monsanto Co.                                                                                     35,425         2,392,605
Praxair, Inc.                                                                                     7,673           552,379
                                                                                                                4,034,800

TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. (Class A)                                                                   11,013           462,546 (a)
BigBand Networks, Inc.                                                                           22,880           299,957 (a,j)
Neustar, Inc. (Class A)                                                                          28,431           823,646 (a,j)
NII Holdings Inc. (Class B)                                                                      27,279         2,202,507 (a)
                                                                                                                3,788,656

UTILITIES - 0.4%
DTE Energy Co.                                                                                    7,609           366,906
ITC Holdings Corp.                                                                               17,516           711,675 (j)
PPL Corp.                                                                                         8,007           374,648
SCANA Corp.                                                                                       9,283           355,446
                                                                                                                1,808,675

TOTAL DOMESTIC EQUITY                                                                                         224,016,560
(COST $205,945,618)

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 29.6%
---------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 28.9%

CONSUMER DISCRETIONARY - 2.2%
Accor S.A.                                                                                        4,835          $426,500 (j)
China Travel International Inv                                                                  299,865           157,274
DaimlerChrysler AG (Regd.)                                                                        8,256           762,140
Esprit Holdings Ltd.                                                                             22,000           279,567
Gafisa S.A.                                                                                       7,455           116,896
Hyundai Motor Co.                                                                                 7,790           614,645
Indian Hotels Company Ltd.                                                                       21,090            78,036
Koninklijke Philips Electronics N.V.                                                             65,025         2,749,647
LVMH Moet Hennessy Louis Vuitton S.A.                                                             9,387         1,077,794 (j)
Megainfo Holdings Ltd.                                                                          392,000            88,520 (a)
Naspers Ltd.                                                                                      2,666            68,646
Natura Cosmeticos S.A.                                                                            6,000            87,227
ON*Media Corp.                                                                                   15,390           142,405 (a)
Prajay Engineers Syndicate Ltd.                                                                  14,904            91,957
Reed Elsevier PLC                                                                                57,359           740,652
Renault S.A.                                                                                      3,140           502,541
Sekisui Chemical Company Ltd.                                                                    18,998           146,387
Swatch Group AG                                                                                   1,707           483,284
Toyota Motor Corp.                                                                               36,964         2,324,201
Truworths International Ltd.                                                                     12,551            64,710
Urbi Desarrollos Urbanos S.A. de C.V.                                                            36,760           169,461 (a)
                                                                                                               11,172,490

CONSUMER STAPLES - 1.8%
Cosan S.A. Industria e Comercio                                                                   5,100            83,464 (a)
Diageo PLC                                                                                       65,128         1,352,489
Groupe Danone                                                                                     5,175           417,068
IOI Corp.                                                                                       105,000           158,466
ITC Ltd.                                                                                         19,075            72,519
Massmart Holdings Ltd.                                                                            5,003            61,082
Metro AG                                                                                         11,573           958,839 (j)
Nestle S.A. (Regd.)                                                                               6,308         2,388,853
Seven & I Holdings Company Ltd.                                                                  33,200           946,191
Shinsegae Company Ltd.                                                                              120            78,092
Shiseido Company Ltd.                                                                            63,000         1,340,795 (j)
Tesco PLC                                                                                       154,442         1,291,034
Tiger Brands Ltd.                                                                                 5,089           130,506
                                                                                                                9,279,398

ENERGY - 2.7%
Acergy S.A.                                                                                      59,982         1,348,207
BG Group, PLC                                                                                    52,907           866,519
CAT Oil AG                                                                                        6,037           163,573 (a,j)
China Oilfield Services Ltd. (Series H)                                                          32,000            32,348
China Petroleum & Chemical Corp.                                                                898,000         1,003,191
China Shenhua Energy Company Ltd.                                                                34,000           117,571
ENI S.p.A.                                                                                       10,657           385,566 (j)
LUKOIL ADR                                                                                        2,571           195,910
Nexen, Inc.                                                                                      12,602           390,032
OAO Gazprom ADR                                                                                  16,387           686,615 (j)
Paladin Resources Ltd.                                                                          112,755           784,043 (a)
PetroChina Company Ltd.                                                                          52,000            76,982
Petroleo Brasileiro S.A. ADR                                                                     19,211         2,049,429 (j)
Saipem S.p.A.                                                                                    89,567         3,049,505
Thai Oil PCL                                                                                     57,000           116,394
TMK OAO GDR                                                                                       8,422           307,319 (b)
Total S.A.                                                                                       25,072         2,028,431 (j)
                                                                                                               13,601,635

FINANCIALS - 7.3%
Allianz AG (Regd.)                                                                                5,539         1,296,300 (j)
AXA S.A.                                                                                         28,365         1,216,671 (j)
Banca Intesa S.p.A.                                                                             198,151         1,474,191
Banco do Brasil S.A.                                                                              8,934           129,371
Banco Santander Central Hispano S.A. (Regd.)                                                    101,803         1,867,324 (j)
Bank of Yokohama Ltd.                                                                           114,803           801,645
BNP Paribas                                                                                      20,224         2,397,123 (j)
CapitaLand Ltd.                                                                                 200,000         1,060,515 (j)
China Merchants Bank Company Ltd.                                                                10,500            32,048
China Vanke Company Ltd.                                                                         72,300           149,678
Credit Agricole S.A.                                                                             32,424         1,312,878 (j)
Credit Suisse Group, (Regd.)                                                                     28,076         1,986,477
Dubai Islamic Bank                                                                               35,868            96,485
Egyptian Financial Group-Hermes Holding                                                           9,461            75,690
Emaar Properties                                                                                 33,647           108,558
Hongkong Land Holdings Ltd.                                                                     156,000           702,967 (j)
Hung Poo Real Estate Development Corp.                                                          135,000           161,037
ICICI Bank Ltd.                                                                                   3,452            80,877
ICICI Bank Ltd. ADR                                                                              11,220           551,463 (j)
ING Groep N.V.                                                                                   30,804         1,352,891
Jardine Matheson Holdings Ltd.                                                                   24,068           573,262
Kazkommertsbank GDR                                                                               5,423           119,306 (a,b)
Kookmin Bank                                                                                     12,270         1,076,126
Lloyds TSB Group, PLC                                                                            73,495           816,278
Mitsubishi Estate Company Ltd.                                                                   86,000         2,326,244
Mitsubishi UFJ Financial Group, Inc.                                                                218         2,395,310
Nomura Holdings, Inc.                                                                           154,700         2,995,789 (j)
Ping An Insurance Group                                                                          13,500            95,644
Plaza Centers N.V.                                                                               20,609            82,415 (a)
Prudential PLC                                                                                  103,580         1,473,092
PT Bank Niaga                                                                                 1,557,867           141,240
Reliance Capital Ltd. ADR                                                                         1,060            28,339 (a,b)
Royal Bank of Scotland Group, PLC                                                               176,717         2,234,120
Samsung Fire & Marine Insurance Company Ltd.                                                        980           188,647
Siam Commercial Bank PCL                                                                         75,400           159,426
Standard Bank Group, Ltd.                                                                         9,117           126,513
State Bank of India Ltd. GDR                                                                      1,280           112,896 (j)
Sumitomo Realty & Development Company Ltd.                                                       22,000           714,315 (j)
Sun Hung Kai Properties Ltd.                                                                     70,087           844,369
Swiss Reinsurance                                                                                 6,169           560,731
Tisco Bank PCL                                                                                   74,672            59,418
UniCredito Italiano S.p.A.                                                                      262,764         2,341,866
VTB Bank OJSC                                                                                     5,463            59,984 (a,b)
Woori Investment & Securities Co Ltd                                                              6,350           193,933
                                                                                                               36,573,452

HEALTHCARE - 1.1%
GlaxoSmithKline PLC                                                                              29,559           769,335
Novartis AG (Regd.)                                                                              16,018           896,252
Roche Holding AG                                                                                 17,233         3,043,239
Smith & Nephew PLC ADR                                                                            7,241           449,159 (j)
Teva Pharmaceutical Industries Ltd. ADR                                                           3,909           161,246 (j)
Yuhan Corp.                                                                                         647           121,055
Zentiva N.V.                                                                                      1,315            88,918 (a)
                                                                                                                5,529,204

INDUSTRIALS - 4.3%
ABB Ltd. (Regd.)                                                                                 80,226         1,802,866
Adecco S.A. (Regd.)                                                                               8,960           690,845 (j)
Alstom                                                                                            6,579         1,094,711 (a,j)
Asahi Glass Company Ltd.                                                                         74,002           994,811 (j)
Barloworld Ltd.                                                                                   2,891            80,507
Brambles Ltd.                                                                                    30,976           319,569 (a)
Canadian National Railway Co.                                                                    30,783         1,568,450
China Communications Construction Company Ltd.                                                   80,055           143,482
Chiyoda Corp.                                                                                    48,185           915,407 (j)
Daewoo Shipbuilding & Marine Engineering Company Ltd.                                             1,630            92,151
Doosan Heavy Industries and Construction Company Ltd.                                             3,650           349,082
East Japan Railway Co.                                                                              191         1,467,285
Empresas ICA Sociedad Controladora S.A. de C.V.                                                  29,474           149,665 (a)
Enka Insaat ve Sanayi AS                                                                         15,529           177,808
Fraser and Neave Ltd.                                                                            20,000            71,353
Genting Bhd                                                                                      44,600           106,727
Group 4 Securicor PLC                                                                           275,377         1,158,399
Grupo Aeroportuario del Sureste S.A. de C.V. ADR (Series B)                                       1,431            75,399
Hyunjin Materials Company Ltd.                                                                    3,280           145,745
Jaguar Mining Inc.                                                                               10,547            73,073 (a)
Jaiprakash Associates Ltd.                                                                        7,950           145,124
Komatsu Ltd.                                                                                     41,906         1,210,926
Larsen & Toubro Ltd.                                                                              7,376           396,871
Mitsubishi Heavy Industries Ltd.                                                                124,000           791,782
Orascom Construction Industries                                                                  16,873         1,104,506
Orkla ASA                                                                                        35,861           675,079
Sandvik AB                                                                                       67,334         1,353,464 (j)
Schneider Electric S.A.                                                                           5,121           715,954
Siemens AG (Regd.)                                                                               15,981         2,294,791 (j)
Smiths Group PLC                                                                                 21,122           500,483
United Tractors Tbk PT                                                                          186,000           170,001
Vinci S.A.                                                                                        6,830           508,677
                                                                                                               21,344,993

INFORMATION TECHNOLOGY - 2.2%
Delta Electronics Inc.                                                                           55,221           217,402 (a)
Gemtek Technology Corp.                                                                          64,000           164,409
HON HAI Precision Industry Company Ltd.                                                          37,600           324,771
Hoya Corp.                                                                                       24,400           806,998
Ibiden Company Ltd.                                                                              20,566         1,323,014 (j)
MediaTek Inc.                                                                                    23,200           360,958
Mettler Toledo International Inc.                                                                 4,526           432,278 (a)
Nidec Corp.                                                                                      23,028         1,346,981 (j)
Nokia OYJ                                                                                       103,647         2,904,706
Samsung Electronics Company Ltd.                                                                  2,660         1,626,110
Sohu.com Inc.                                                                                     2,022            64,684 (a,j)
Taiwan Semiconductor Manufacturing Company Ltd.                                                 611,395         1,309,389
                                                                                                               10,881,700

MATERIALS - 3.4%
Bayer AG                                                                                         23,416         1,769,200
BHP Billiton PLC                                                                                123,418         3,425,396
China Molybdenum Company Ltd.                                                                     1,400             2,704 (a)
Good Fellow Group Ltd.                                                                        1,302,000           250,334 (a)
Harmony Gold Mining Company Ltd. ADR                                                              8,301           118,455 (a,j)
Holcim Ltd. (Regd.)                                                                               5,238           563,799 (j)
Israel Chemicals Ltd.                                                                            26,563           211,341
Linde AG                                                                                         13,718         1,652,109 (j)
Makhteshim-Agan Industries Ltd.                                                                  21,173           153,238
MMC Norilsk Nickel ADR                                                                            1,010           224,220 (j)
Novozymes (Series B)                                                                              4,214           487,365
Polymetal GDR                                                                                    17,462           111,757 (a,b)
POSCO                                                                                               430           206,425
Potash Corp of Saskatchewan                                                                      30,202         2,364,464
Rio Tinto PLC (Regd.)                                                                            19,891         1,520,400
Samling Global Ltd.                                                                             332,000           128,249 (a)
Steppe Cement Ltd.                                                                                1,117             7,238 (a)
Syngenta AG (Regd)                                                                                6,649         1,291,891
Toray Industries Inc.                                                                           305,000         2,247,018 (j)
Vedanta Resources PLC                                                                             6,315           203,377
                                                                                                               16,938,980

TELECOMMUNICATION SERVICES - 2.6%
America Movil S.A. de C.V. ADR (Series L)                                                        31,096         1,925,775 (j)
Bharti Airtel Ltd.                                                                                9,778           200,762 (a)
China Mobile Ltd.                                                                                20,500           220,991
Hellenic Telecommunications Organization S.A.                                                    37,764         1,167,950
Hutchison Telecommunications International Ltd.                                                  62,000            79,869
Mobile Telesystems OJSC ADR                                                                      13,780           834,654 (a)
MTN Group, Ltd.                                                                                  96,112         1,309,311
Orascom Telecom Holding SAE                                                                       4,360            56,052
Orascom Telecom Holding SAE GDR                                                                   1,199            77,815 (j)
Philippine Long Distance Telephone Co.                                                            1,751           100,091
Singapore Telecommunications Ltd.                                                               503,990         1,121,837
Telekom Malaysia Bhd                                                                             49,900           149,087
Telekomunikasi Indonesia Tbk PT (Series B)                                                      134,500           145,904
Telenor ASA                                                                                     142,987         2,790,502
Vodafone Group, PLC                                                                             883,461         2,957,710
                                                                                                               13,138,310

UTILITIES - 1.3%
CEZ                                                                                               3,160           162,562
E.ON AG                                                                                          12,489         2,092,505
First Philippine Holdings Corp.                                                                  60,400           117,617
National Grid PLC                                                                                58,751           866,127
Perusahaan Gas Negara                                                                            91,500            95,812
RWE AG                                                                                            7,212           768,076 (j)
Suez S.A.                                                                                        13,045           744,162
Veolia Environnement                                                                             23,534         1,844,417 (j)
                                                                                                                6,691,278

TOTAL COMMON STOCK                                                                                            145,151,440
(COST $117,899,026)

---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
---------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                                47,400          $649,719
Cia Vale do Rio Doce                                                                             10,414           391,958
Cia Vale do Rio Doce ADR                                                                         66,802         2,518,435 (h)
Petroleo Brasileiro S.A.                                                                          2,800            75,074

TOTAL PREFERRED STOCK                                                                                           3,635,186
(COST $2,315,864)

---------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------------------

Veolia Environnement                                                                             23,534           $33,373 (a,j)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                          148,819,999
(COST $120,214,890)

                                                                                              PRINCIPAL
                                                                                                 AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.5%
---------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.3%
U.S. Treasury Bonds
4.50%                                                               02/15/36                    $70,000           $63,442
4.75%                                                               02/15/37                  3,596,000         3,392,610
U.S. Treasury Notes
4.50%                                                               04/30/12 - 05/15/17       3,506,000         3,384,882
4.63%                                                               11/15/09 - 02/15/17       6,416,000         6,248,754 (h)
4.75%                                                               05/31/12                  2,211,000         2,193,843
4.88%                                                               05/31/09                  6,084,000         6,083,209
                                                                                                               21,366,740

FEDERAL AGENCIES - 0.6%
Federal Home Loan Mortgage Corp.
4.75%                                                               03/05/12                  1,725,000         1,685,952 (h)
4.88%                                                               02/09/10                  1,055,000         1,047,116 (h)
5.00%                                                               02/16/17                    150,000           144,872 (h)
                                                                                                                2,877,940

AGENCY MORTGAGE BACKED - 5.9%
Federal Home Loan Mortgage Corp.
4.50%                                                               06/01/33 - 02/01/35         156,427           142,411 (h)
5.00%                                                               07/01/35 - 10/01/35         340,068           319,623 (h)
5.50%                                                               05/01/20                     23,471            23,135 (h)
6.00%                                                               04/01/17 - 05/01/35         434,999           433,281 (h)
6.50%                                                               01/01/27 - 07/01/36         268,840           272,379 (h)
7.00%                                                               10/01/16 - 08/01/36         380,634           392,030 (h)
7.50%                                                               11/01/09 - 09/01/33          16,145            16,833 (h)
8.00%                                                               04/01/30 - 11/01/30           2,453             2,576 (h)
9.00%                                                               04/01/16 - 06/01/21           2,756             2,940 (h)
Federal National Mortgage Assoc.
4.00%                                                               05/01/19 - 06/01/19         118,698           110,001 (h)
4.50%                                                               05/01/18 - 02/01/35         868,635           817,046 (h)
5.00%                                                               06/01/20 - 12/01/36         580,173           549,190 (h)
5.01%                                                               07/01/35                    373,829           373,162 (h,i)
5.10%                                                               08/01/35                    243,583           242,309 (h,i)
5.26%                                                               04/01/37                    109,941           108,607 (i)
5.44%                                                               04/01/37                      9,889             9,828 (i)
5.50%                                                               03/01/14 - 08/01/35         661,130           646,302 (h)
5.53%                                                               04/01/37                    138,577           137,982 (i)
5.56%                                                               03/01/37                      9,463             9,429 (i)
5.62%                                                               04/01/37                    246,137           245,550 (i)
5.64%                                                               06/01/37                    179,820           179,543 (i)
5.67%                                                               05/01/37                     69,813            69,706 (i)
5.69%                                                               04/01/37                     89,422            89,384 (i)
5.71%                                                               04/01/37                    351,893           351,863 (i)
5.85%                                                               06/01/37                    214,993           215,652 (i)
6.00%                                                               07/01/14 - 08/01/35       2,085,821         2,068,319 (h)
6.50%                                                               01/01/15 - 11/01/36       1,310,331         1,330,558 (h)
7.00%                                                               10/01/16 - 06/01/36         339,348           350,405 (h)
7.50%                                                               12/01/09 - 03/01/34          42,932            44,677 (h)
8.00%                                                               12/01/11 - 11/01/33          21,138            22,093 (h)
8.50%                                                               07/01/30 - 05/01/31           1,686             1,810 (h)
9.00%                                                               06/01/09 - 12/01/22          16,366            17,149 (h)
5.00%                                                               TBA                       5,352,090         5,083,802 (c)
5.50%                                                               TBA                       7,810,000         7,537,337 (c)
6.00%                                                               TBA                       5,305,000         5,246,974 (c)
6.50%                                                               TBA                         665,000           671,234 (c)
Government National Mortgage Assoc.
4.50%                                                               08/15/33 - 09/15/34         230,192           212,286 (h)
5.00%                                                               08/15/33                     57,118            54,224 (h)
6.00%                                                               04/15/30 - 09/15/36         231,075           230,407 (h)
6.50%                                                               02/15/24 - 06/15/36         114,439           116,406 (h)
7.00%                                                               03/15/12 - 10/15/36         135,732           140,116 (h)
8.00%                                                               06/15/30                         63                68 (h)
8.50%                                                               10/15/17                     26,375            28,063 (h)
9.00%                                                               11/15/16 - 12/15/21          32,163            34,561 (h)
5.50%                                                               TBA                         865,000           839,320 (c)
                                                                                                               29,790,571

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Collateralized Mortgage Obligation Trust (Class B)
5.77%                                                               11/01/18                        986               845 (d,f,h)
Federal Home Loan Mortgage Corp.
1.13%                                                               04/15/37                    364,653            17,182 (g,i)
1.33%                                                               10/15/18 - 04/25/37         465,356            22,526 (g,h,i)
1.43%                                                               05/15/37                    491,810            22,938 (g,i)
1.83%                                                               12/15/30                    309,217            12,900 (g,h,i)
1.88%                                                               09/15/36                    343,277            23,386 (g,i)
2.46%                                                               09/15/36                    324,308            28,884 (g,h,i)
3.98%                                                               12/15/33                     19,745            14,819 (h,i)
4.50%                                                               03/15/18 - 03/15/19          84,546             8,600 (g,h)
5.00%                                                               04/15/14 - 12/01/34       1,486,458           330,572 (g,h)
5.50%                                                               04/15/17 - 06/15/33          75,221            14,130 (g,h)
5.50%                                                               04/15/26 - 12/15/36       1,169,469         1,152,655
6.00%                                                               03/15/28                    363,649           366,165
7.50%                                                               01/15/16                      6,672             6,857 (h)
7.50%                                                               07/15/27                      7,582             1,586 (g,h)
8.00%                                                               04/15/20                        419               419 (h)
8.00%                                                               02/01/23 - 07/01/24           2,937               747 (g,h)
24.46%                                                              09/25/43                    225,088             2,490 (d,g,h,i)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                                               01/15/30                    405,000           408,560
Federal Home Loan Mortgage STRIPS
7.24%                                                               08/01/27                        637               497 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                                               11/01/23                     19,805             5,425 (g,h)
8.00%                                                               08/01/23 - 07/01/24           6,429             1,628 (g,h)
8.50%                                                               03/01/17 - 07/25/22           2,456               513 (g,h)
9.00%                                                               05/25/22                      1,118               235 (g,h)
Federal National Mortgage Assoc.
1.13%                                                               05/25/37 - 06/25/37       4,241,166           210,407 (g,i)
1.19%                                                               12/25/42                    105,762             3,503 (g,h,i)
1.45%                                                               03/25/37                    285,905            17,812 (g,i)
1.68%                                                               10/25/29                     38,886             1,922 (g,h,i)
1.88%                                                               06/25/36 - 07/25/37       4,347,341           290,650 (g,h,i)
2.28%                                                               09/25/42                    140,978             7,489 (g,h,i)
2.33%                                                               04/25/17 - 10/25/17          84,406             4,746 (g,h,i)
2.38%                                                               08/25/16                     24,449               971 (g,h,i)
4.50%                                                               05/25/18                     54,161             4,976 (g,h)
4.75%                                                               11/25/14                     12,923               699 (g,h)
5.00%                                                               08/25/17                     12,168             1,529 (g,h)
5.50%                                                               03/25/29 - 03/25/33         425,000           421,975
8.00%                                                               07/25/14                      8,949             9,045 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                               12/01/33 - 05/25/37          79,935            20,813 (g,h)
Federal National Mortgage Assoc. (Class S)
1.78%                                                               02/25/31                     43,110             2,010 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                                               01/25/37                    859,241            54,510 (g,h,i)
4.50%                                                               11/25/13                     44,361             1,615 (g,h)
4.91%                                                               03/25/31                     41,479            39,095 (h,i)
5.00%                                                               10/25/22                     51,685             8,327 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                                               12/25/22                      1,083               894 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                               08/01/34                    889,439           231,532 (g,h)
                                                                                                                3,779,079

ASSET BACKED - 1.5%
Bank One Issuance Trust
3.59%                                                               05/17/10                     10,770            10,732 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                               01/25/34                      4,827             4,843 (h,i)
Capital One Master Trust (Class C)
6.70%                                                               06/15/11                     36,000            36,423 (b,h)
Carmax Auto Owner Trust
4.35%                                                               03/15/10                     24,000            23,758 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%                                                               03/25/32                      7,151             7,154 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                                               04/07/10                     22,000            21,812 (h)
Discover Card Master Trust I (Class A)
5.35%                                                               04/17/12                  3,500,000         3,505,336 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                               01/20/33                     10,651            10,660 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                               10/15/10                     27,284            26,957 (h)
Mid-State Trust
7.54%                                                               07/01/35                      3,621             3,820 (h)
Option One Mortgage Loan Trust
5.45%                                                               06/25/37                  1,000,000         1,000,554 (i)
Peco Energy Transition Trust
6.52%                                                               12/31/10                     17,000            17,498 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                                               03/25/34                      2,769             2,770 (h,i)
Residential Asset Securities Corp.
5.82%                                                               07/25/32                      3,688             3,689 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                               07/25/30                     21,291            21,065 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.42%                                                               06/15/12                  1,000,000         1,000,000 (i)
Triad Auto Receivables Owner Trust (Class A)
5.38%                                                               02/12/14                  2,000,000         1,998,911 (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                               10/20/10                     16,000            15,950 (h)
Wells Fargo Home Equity Trust
3.97%                                                               05/25/34                     12,267            11,913 (h,i)
                                                                                                                7,723,845

CORPORATE NOTES - 6.0%
Abbey National PLC
7.95%                                                               10/26/29                     62,000            74,354 (h)
AES Eastern Energy LP
9.67%                                                               01/02/29                    110,000           137,173 (h)
AES Ironwood LLC
8.86%                                                               11/30/25                    251,103           278,725 (h)
Air Jamaica Ltd.
9.38%                                                               07/08/15                    105,000           112,350 (b,h)
Allied World Assurance Holdings Ltd.
7.50%                                                               08/01/16                     70,000            73,610 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                               03/15/10                    300,000           298,499 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                               06/01/15                    161,000           154,639 (h)
American Railcar Industries, Inc.
7.50%                                                               03/01/14                     15,000            14,925 (h)
Amgen Inc.
5.85%                                                               06/01/17                    125,000           122,960 (b,h)
Appalachian Power Co. (Series G)
3.60%                                                               05/15/08                     16,000            15,746 (h)
Aramark Corp.
8.50%                                                               02/01/15                     85,000            86,487 (b,h)
Arizona Public Service Co.
6.25%                                                               08/01/16                     45,000            45,212 (h)
AT&T, Inc.
4.13%                                                               09/15/09                    300,000           291,501
BAC CAP TRUST V
5.63%                                                               03/08/35                    222,000           198,026 (h)
Banco Mercantil del Norte S.A.
5.88%                                                               02/17/14                     60,000            60,000 (b,h,i)
6.14%                                                               10/13/16                    170,000           169,760 (b,h,i)
Banco Santander Chile
5.38%                                                               12/09/14                     64,000            62,431 (b,h)
Basell AF SCA
8.38%                                                               08/15/15                    250,000           239,375 (b)
BellSouth Corp.
6.55%                                                               06/15/34                     59,000            58,795 (h)
Bertin Ltd.
10.25%                                                              10/05/16                    100,000           109,500 (b,h)
BJ Services Co.
5.75%                                                               06/01/11                     40,000            39,889 (h)
Bristol-Myers Squibb Co.
5.88%                                                               11/15/36                     85,000            79,999 (h)
British Telecommunications PLC
8.63%                                                               12/15/10                     15,000            16,396 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                               10/01/08                     31,000            30,350 (b,h)
Capital One Bank
6.50%                                                               06/13/13                     21,000            21,539 (h)
Carolina Power & Light Co.
5.15%                                                               04/01/15                     34,000            32,604 (h)
5.70%                                                               04/01/35                     17,000            15,830 (h)
6.13%                                                               09/15/33                     22,000            21,777 (h)
Chaoda Modern Agriculture
7.75%                                                               02/08/10                     95,000            88,350 (b,h)
Chesapeake Energy Corp.
6.63%                                                               01/15/16                    135,000           129,937 (b,h)
Chubb Corp.
6.00%                                                               05/11/37                     90,000            86,060 (h)
CIT Group, Inc.
5.13%                                                               09/30/14                    110,000           103,105 (h)
Citigroup, Inc.
5.13%                                                               02/14/11 - 05/05/14         265,000           258,896 (h)
Citizens Communications Co.
7.13%                                                               03/15/19                    300,000           283,500 (h)
Clarendon Alumina Production Ltd.
8.50%                                                               11/16/21                    205,000           217,300 (b,h)
Clear Channel Communications, Inc.
4.25%                                                               05/15/09                     65,000            62,822 (h)
4.50%                                                               01/15/10                    280,000           267,551 (h)
CMS Energy Corp.
7.75%                                                               08/01/10                     95,000            98,789 (h)
Commonwealth Bank of Australia
6.02%                                                               03/29/49                     40,000            39,050 (b,h,i)
Constellation Brands, Inc.
7.25%                                                               05/15/17                    195,000           190,125 (b,h)
Consumers Energy Co.
5.15%                                                               02/15/17                     42,000            39,473 (h)
Corrections Corp of America
7.50%                                                               05/01/11                    130,000           131,787 (h)
COX Communications, Inc.
7.13%                                                               10/01/12                     60,000            63,328 (h)
7.75%                                                               11/01/10                     85,000            90,363 (h)
CRH America, Inc.
6.00%                                                               09/30/16                     30,000            29,662 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                               07/15/09                    135,000           137,700 (h)
CSX Corp.
6.15%                                                               05/01/37                    105,000           100,606 (h)
CSX Transportation, Inc.
9.75%                                                               06/15/20                    211,000           269,633 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                               06/04/08                     52,000            51,323 (h)
DBS Bank Ltd.
5.00%                                                               11/15/19                     73,000            68,681 (b,h,i)
7.88%                                                               08/10/09                    130,000           135,974 (b,h)
Deluxe Corp.
3.50%                                                               10/01/07                    200,000           198,000 (h)
Denny's Holdings Inc.
10.00%                                                              10/01/12                    200,000           211,000 (h)
Dex Media West LLC
8.50%                                                               08/15/10                    330,000           341,962 (h)
Dillard's, Inc.
6.63%                                                               11/15/08                    280,000           280,700 (h)
Dominion Resources, Inc.
5.69%                                                               05/15/08                     77,300            77,393 (h,k)
Dominion Resources, Inc. (Series B)
6.30%                                                               09/30/66                    335,000           335,468 (h,i)
Dover Corp.
6.50%                                                               02/15/11                     75,000            77,158 (h)
6.65%                                                               06/01/28                     45,000            47,733 (h)
Duke Energy Corp.
5.38%                                                               01/01/09                     50,000            49,883 (h)
Dynegy Holdings Inc.
7.75%                                                               06/01/19                    185,000           172,050 (b,h)
Echostar DBS Corp.
7.00%                                                               10/01/13                    235,000           231,475 (h)
Edison Mission Energy
7.00%                                                               05/15/17                    200,000           188,500 (b,h)
EI Du Pont de Nemours & Co.
4.88%                                                               04/30/14                     70,000            66,421 (h)
El Paso Electric Co.
6.00%                                                               05/15/35                     60,000            55,956 (h)
Embarq Corp.
7.08%                                                               06/01/16                     40,000            40,184 (h)
Empresa Energetica de Sergipe and Sociedade Anonima
de Eletrificaao da Paraiba
10.50%                                                              07/19/13                     30,000            33,450 (b,h)
Equistar Chemicals LP
8.75%                                                               02/15/09                    185,000           191,475 (h)
Federated Retail Holdings Inc.
5.35%                                                               03/15/12                    270,000           265,046
FirstEnergy Corp. (Series B)
6.45%                                                               11/15/11                    172,000           176,371 (h)
Freescale Semiconductor Inc.
8.88%                                                               12/15/14                    200,000           191,000 (b)
Galaxy Entertainment Finance Company Ltd.
9.88%                                                               12/15/12                    100,000           108,125 (h)
Gaz Capital for Gazprom
6.51%                                                               03/07/22                    100,000            98,700 (b)
Georgia Gulf Corp.
9.50%                                                               10/15/14                     55,000            54,725
Globo Comunicacoes e Participacoes S.A.
7.25%                                                               04/26/22                    100,000            96,625 (b)
GMAC LLC
5.13%                                                               05/09/08                    280,000           276,503
5.85%                                                               01/14/09                    110,000           108,409
Golden West Financial Corp.
4.75%                                                               10/01/12                     10,000             9,626 (h)
Goldman Sachs Group, Inc.
6.60%                                                               01/15/12                    660,000           684,274 (h)
GTE Corp.
6.94%                                                               04/15/28                    163,000           166,828 (h)
7.51%                                                               04/01/09                     52,000            53,601 (h)
Harrah's Operating Company, Inc.
5.38%                                                               12/15/13                    140,000           118,650
HCA Inc.
9.13%                                                               11/15/14                    280,000           294,350 (b,h)
Hexion US Finance Corp.
9.75%                                                               11/15/14                    185,000           191,475
Hospira, Inc.
5.55%                                                               03/30/12                    110,000           108,732
HSBC Bank USA NA
4.63%                                                               04/01/14                    395,000           369,125
HSBC Capital Funding LP
4.61%                                                               12/29/49                     34,000            31,865 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                                               12/31/49                     27,000            29,815 (b,h,i)
HSBC Finance Corp.
6.75%                                                               05/15/11                     60,000            62,201
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                                               08/01/27                    220,000           242,278 (b)
Hydro Quebec
8.50%                                                               12/01/29                    260,000           349,136 (h)
Idearc, Inc.
8.00%                                                               11/15/16                    185,000           186,850
IIRSA Norte Finance Ltd.
8.75%                                                               05/30/24                    107,049           124,176 (b,h)
Industrias Unidas S.A.
11.50%                                                              11/15/16                    100,000           105,250 (b,h)
ING Capital Funding TR III
8.44%                                                               12/29/49                    181,000           196,527 (h,i)
ING Groep N.V.
5.78%                                                               12/29/49                    357,000           344,171 (h,i)
Inmarsat Finance PLC
7.25%                                                               11/15/12                    240,000           228,900 (d,k)
International Business Machines Corp.
4.75%                                                               11/29/12                    125,000           120,551 (h)
International Steel Group Inc.
6.50%                                                               04/15/14                     95,000            96,545
Interoceanica IV Finance Ltd.
4.19%                                                               11/30/18                    100,000            62,290 (b,d)
4.23%                                                               11/30/25                    100,000            46,250 (b,d)
IPSCO, Inc.
8.75%                                                               06/01/13                     75,000            79,453
iStar Financial, Inc. (REIT)
7.00%                                                               03/15/08                     23,000            23,186 (h)
JBS S.A.
9.38%                                                               02/07/11                    100,000           103,500
JP Morgan Chase & Co.
7.00%                                                               11/15/09                     55,000            56,831 (h)
JP Morgan Chase Bank
5.88%                                                               06/13/16                    180,000           179,677
Kansas Gas & Electric
5.65%                                                               03/29/21                    108,000           103,613 (h)
Kazkommerts International BV
7.00%                                                               11/03/09                    115,000           115,437 (b)
Landsbanki Islands
6.06%                                                               08/25/09                    100,000           101,039 (b,h,i)
Libbey Glass Inc.
12.38%                                                              06/01/11                    105,000           116,025 (i)
Lukoil International Finance BV
6.36%                                                               06/07/17                    100,000            96,700 (b)
Majestic Star Casino LLC
9.50%                                                               10/15/10                    145,000           150,800 (h)
Marfrig Overseas Ltd.
9.63%                                                               11/16/16                    100,000           104,500 (b)
Markel Corp.
7.35%                                                               08/15/34                     80,000            82,648 (h)
MBIA, Inc.
5.70%                                                               12/01/34                     55,000            50,532
Mediacom LLC
9.50%                                                               01/15/13                    105,000           107,362 (h)
Merck & Company, Inc.
5.75%                                                               11/15/36                     85,000            79,353 (h)
MGM Mirage
7.50%                                                               06/01/16                    120,000           113,850
Midamerican Energy Holdings Co.
6.13%                                                               04/01/36                     45,000            43,475 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                               12/29/49                    115,000           120,081
Mohegan Tribal Gaming Authority
6.38%                                                               07/15/09                     15,000            14,850
8.00%                                                               04/01/12                    140,000           144,550 (h)
Morgan Stanley
5.41%                                                               05/07/09                  3,000,000         3,000,153 (i)
MUFG Capital Finance 1 Ltd.
6.35%                                                               07/29/49                    100,000            98,144 (h,i)
Munich Re America Corp. (Series B)
7.45%                                                               12/15/26                     70,000            77,882 (h)
Nakilat Inc.
6.27%                                                               12/31/33                    105,000            99,723 (b,h)
Nelnet, Inc.
5.13%                                                               06/01/10                     94,000            90,627 (h)
Nevada Power Co. (Series N)
6.65%                                                               04/01/36                     65,000            65,215 (h)
Nexen Inc.
6.40%                                                               05/15/37                    180,000           172,652
Nisource Finance Corp.
5.45%                                                               09/15/20                     45,000            40,922 (h)
7.88%                                                               11/15/10                     40,000            42,728 (h)
Norfolk Southern Corp.
6.00%                                                               04/30/08                     20,000            20,063 (h)
8.63%                                                               05/15/10                    110,000           118,724 (h)
Norfolk Southern Railway Co.
9.75%                                                               06/15/20                     32,000            41,056 (h)
Nortel Networks Ltd.
10.75%                                                              07/15/16                     95,000           104,975 (b,h)
Northeast Utilities (Series B)
3.30%                                                               06/01/08                     23,000            22,495 (h)
Northern States Power Co.
6.25%                                                               06/01/36                     15,000            15,288 (h)
NorthWestern Corp.
5.88%                                                               11/01/14                     82,000            79,575 (h)
Ohio Power Co. (Series E)
6.60%                                                               02/15/33                     18,000            18,627 (h)
ONEOK Partners LP
5.90%                                                               04/01/12                    115,000           115,655 (h)
OPTI Canada Inc.
8.25%                                                               12/15/14                    185,000           187,775 (b,h)
Orion Power Holdings Inc.
12.00%                                                              05/01/10                    185,000           209,050
Owens Brockway Glass Container Inc.
8.88%                                                               02/15/09                    150,000           152,625
Pacific Gas & Electric Co.
5.80%                                                               03/01/37                    125,000           116,687
PanAmSat Corp.
9.00%                                                               08/15/14                    123,000           128,227 (h)
Pemex Finance Ltd.
9.03%                                                               02/15/11                     77,250            81,767 (h)
Pemex Project Funding Master Trust
6.13%                                                               08/15/08                    107,000           107,416 (h)
7.38%                                                               12/15/14                    266,000           288,520 (h)
7.88%                                                               02/01/09                     45,000            46,526
Petrobras International Finance Co.
6.13%                                                               10/06/16                    285,000           279,300 (h)
Playtex Products, Inc.
8.00%                                                               03/01/11                     95,000            97,850 (h)
PNC Preferred Funding Trust I
6.52%                                                               12/31/49                    275,000           278,192 (b,i)
Potomac Edison Co.
5.35%                                                               11/15/14                     15,000            14,525 (h)
Prudential Financial, Inc.
6.10%                                                               06/15/17                     80,000            80,902
Public Service Company of Colorado
7.88%                                                               10/01/12                    115,000           126,641 (h)
Puget Sound Energy, Inc.
3.36%                                                               06/01/08                     13,000            12,750 (h)
5.48%                                                               06/01/35                     52,000            45,663 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                               06/01/67                    160,000           160,000 (i)
Pulte Homes, Inc.
4.88%                                                               07/15/09                     85,000            82,410 (h)
Quebecor World Capital Corp.
4.88%                                                               11/15/08                    280,000           271,600
Rabobank Capital Funding II
5.26%                                                               12/31/49                    227,000           217,692 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                                               12/29/49                     20,000            18,726 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                              04/02/49                    100,000           103,750 (b)
Reichhold Industries, Inc.
9.00%                                                               08/15/14                     90,000            91,800 (b,h)
Reliant Energy, Inc.
7.88%                                                               06/15/17                     80,000            77,800
Residential Capital LLC
6.38%                                                               06/30/10                    145,000           142,996
6.46%                                                               04/17/09                    145,000           144,759 (i)
Rock-Tenn Co.
8.20%                                                               08/15/11                    195,000           200,850
Rouse Company LP (REIT)
6.75%                                                               05/01/13                     60,000            59,947 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                                               10/01/14                     80,000            76,565 (h)
RSHB Capital S.A.
6.30%                                                               05/15/17                    100,000            97,880 (b)
Sabine Pass LNG LP
7.25%                                                               11/30/13                    130,000           129,025 (b)
7.50%                                                               11/30/16                    180,000           179,100 (b)
Security Benefit Life Insurance
8.75%                                                               05/15/16                     75,000            86,032 (b)
Seitel, Inc.
9.75%                                                               02/15/14                    200,000           198,000 (b)
Sierra Pacific Resources
8.63%                                                               03/15/14                    300,000           321,994
Simon Property Group, L.P. (REIT)
4.60%                                                               06/15/10                     52,000            50,633 (h)
Skandinaviska Enskilda Banken AB
7.50%                                                               03/29/49                    250,000           259,108 (b,h,i)
SLM Corp.
4.50%                                                               07/26/10                    280,000           259,000
5.66%                                                               01/27/14                    269,000           233,309 (i)
Southern Copper Corp.
7.50%                                                               07/27/35                    115,000           123,083
Southern Natural Gas Co.
5.90%                                                               04/01/17                     50,000            48,361 (b)
SouthTrust Bank
7.00%                                                               11/15/08                      5,000             5,093 (h)
Sovereign Capital Trust VI
7.91%                                                               06/13/36                    210,000           224,402 (h)
Sprint Capital Corp.
7.63%                                                               01/30/11                    430,000           452,766
Stallion Oilfield Finance Corp.
9.75%                                                               02/01/15                    190,000           193,800 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                               12/03/14                    100,000            97,200 (i)
Station Casinos Inc.
7.75%                                                               08/15/16                     15,000            14,850 (h)
Stewart Enterprises, Inc.
6.25%                                                               02/15/13                     65,000            62,562 (h)
Swift Energy Co.
7.13%                                                               06/01/17                    200,000           190,500
Telecom Italia Capital S.A.
6.20%                                                               07/18/11                    270,000           273,558
Telefonica Emisiones SAU
5.86%                                                               02/04/13                    150,000           149,674
Tennessee Gas Pipeline Co.
7.63%                                                               04/01/37                     30,000            32,820
8.38%                                                               06/15/32                     70,000            82,082
Tesoro Corp.
6.50%                                                               06/01/17                     65,000            63,537 (b)
Time Warner, Inc.
6.88%                                                               05/01/12                      4,000             4,174 (h)
Titan Petrochemicals Group Ltd.
8.50%                                                               03/18/12                    100,000            95,250 (b)
TNK-BP Finance S.A.
6.13%                                                               03/20/12                    100,000            97,700 (b)
Tronox Worldwide LLC
9.50%                                                               12/01/12                    130,000           135,525 (h)
UBS Preferred Funding Trust I
8.62%                                                               10/29/49                     75,000            81,456 (i)
United Overseas Bank Ltd.
5.38%                                                               09/03/19                    100,000            96,368 (b,i)
Valspar Corp.
5.63%                                                               05/01/12                     70,000            69,106
VeraSun Energy Corp.
9.38%                                                               06/01/17                    200,000           186,000 (b)
Verizon Global Funding Corp.
7.25%                                                               12/01/10                    135,000           142,288
Verizon Pennsylvania, Inc.
8.35%                                                               12/15/30                     50,000            57,507 (h)
8.75%                                                               08/15/31                     52,000            62,987 (h)
Vitro S.A. de C.V.
8.63%                                                               02/01/12                    100,000           101,500 (b)
VTB Capital S.A.
5.96%                                                               08/01/08                    130,000           130,130 (b,h,i)
Weatherford International, Inc.
5.95%                                                               06/15/12                    130,000           131,167 (b)
Wells Fargo & Co.
5.25%                                                               12/01/07                     36,000            35,965 (h)
Wells Fargo Bank NA
5.95%                                                               08/26/36                    170,000           166,589
Westar Energy, Inc.
7.13%                                                               08/01/09                     26,000            26,592 (h)
Westlake Chemical Corp.
6.63%                                                               01/15/16                    180,000           170,550 (h)
Windstream Corp.
8.63%                                                               08/01/16                    195,000           206,212
Wisconsin Electric Power
5.70%                                                               12/01/36                     40,000            37,651 (h)
                                                                                                               29,982,608

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Banc of America Commercial Mortgage Inc.
4.13%                                                               07/10/42                    200,000           194,681 (h)
5.69%                                                               03/10/17                    600,000           593,647 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                               05/11/35                    192,779           194,239 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                               04/10/17                    100,000            97,184 (h)
Banc of America Funding Corp.
5.74%                                                               03/20/36                     67,659            67,050 (h,i)
5.84%                                                               02/20/36                    135,486           134,949 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                                               01/25/36                     67,600            65,607 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                               07/25/35                    101,562           102,052 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
5.57%                                                               07/25/36                  1,571,864         1,569,564 (h,i)
Bear Stearns Commercial Mortgage Securities
6.02%                                                               02/14/31                     54,000            54,287 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.63%                                                               04/12/38                    600,000           599,762 (h,i)
5.66%                                                               06/11/40                    500,000           500,448 (i)
CalSTRS Trust
4.13%                                                               11/20/12                     60,000            59,680 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                               08/25/36                    116,722           115,847 (h,i)
Countrywide Alternative Loan Trust
5.98%                                                               05/25/36                     24,689            21,380 (h,i)
6.00%                                                               03/25/36 - 08/25/36         103,376            73,246 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                               05/25/36 - 08/25/36          54,489            39,814 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                                               02/25/47                    141,450           140,030 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                                               12/25/35                     43,153            40,401 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                               02/25/36                     24,622            23,448 (h,i)
Crusade Global Trust (Class A)
5.55%                                                               09/18/34                     10,729            10,741 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                               08/25/34                     50,422            49,741 (h)
5.33%                                                               10/25/35                     29,619            27,377 (h,i)
5.75%                                                               07/15/37                    442,680            10,926 (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                               09/15/34                    100,000            99,287 (h)
6.53%                                                               06/15/34                    100,000           102,830 (h)
DLJ Commercial Mortgage Corp.
6.24%                                                               11/12/31                    138,971           139,849 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                               11/10/33                    184,733           192,172 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                                               11/18/35                     12,648            12,698 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                               05/15/35                    171,732           172,771 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.71%                                                               12/10/41                    732,871            14,959 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                               04/10/37                     35,182            34,791 (h)
Indymac INDA Mortgage Loan Trust
5.15%                                                               01/25/36                    135,766           130,526 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                               01/25/36                    135,766           133,449 (h,i)
Indymac Index Mortgage Loan Trust
5.36%                                                               06/25/35                     75,333            73,993 (h,i)
JP Morgan Alternative Loan Trust
5.38%                                                               10/25/36                  1,197,140         1,195,124 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.75%                                                               02/12/49                    800,000           792,624 (i)
6.47%                                                               11/15/35                     25,489            26,227 (h)
JP Morgan Mortgage Trust
5.87%                                                               04/25/37                    110,000           109,870 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                               09/15/27                     56,722            55,283 (h,i)
5.42%                                                               02/15/40                    500,000           483,353
5.53%                                                               03/15/39                    600,000           599,522 (h)
5.64%                                                               01/18/12                    591,922            14,631 (d,h,i)
5.66%                                                               03/15/39                    600,000           592,744 (h,i)
7.47%                                                               03/15/36                    510,344            14,126 (b,d,h,i)
7.49%                                                               02/15/40                    496,134            10,470 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class X)
7.29%                                                               12/15/39                    443,867             7,727 (b,d,h,i)
Master Alternative Loans Trust
6.50%                                                               08/25/34 - 05/25/35         125,101           125,900 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                               01/25/35                     54,656            54,912 (h)
Merrill Lynch/Countrywide Commercial Mortgage Trust (Class A)
5.49%                                                               03/12/51                    600,000           581,288 (i)
5.75%                                                               06/12/50                    400,000           395,825 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                               02/25/36                     49,996            48,982 (h,i)
Morgan Stanley Capital I
5.28%                                                               12/15/43                    500,000           492,592 (h,i)
5.33%                                                               12/15/43                    500,000           480,358 (h,i)
5.44%                                                               02/20/44                  1,000,000           978,421 (b,i)
5.45%                                                               02/12/44                    500,000           483,428 (i)
5.69%                                                               04/15/49                    700,000           689,400 (i)
7.11%                                                               04/15/33                     41,554            42,610 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                               02/12/44                  1,000,000           987,170 (i)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                               10/15/35                     32,669            33,539 (h)
6.54%                                                               02/15/31                     15,618            15,889 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                               03/15/30                     83,524            84,017 (h)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                               03/12/34                    200,000           204,463
Puma Finance Ltd. (Class A)
5.52%                                                               03/25/34                     14,315            14,059 (h,i)
5.54%                                                               10/11/34                     16,668            16,701 (h,i)
Residential Accredit Loans, Inc.
6.00%                                                               01/25/36                    332,434           317,281 (h)
Residential Asset Securitization Trust (Class A)
5.50%                                                               05/25/35                    136,096           135,891 (h,i)
Structured Asset Securities Corp. (Class X)
2.16%                                                               02/25/28                     30,479             1,219 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                               12/15/43                    600,000           574,761
5.42%                                                               04/15/47                    100,000            98,468
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                               01/25/36 - 03/25/36         234,346           218,653 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                               03/25/36                    141,626           133,784 (h)
                                                                                                               17,004,738

SOVEREIGN BONDS - 0.1%
Government of Argentina
7.00%                                                               04/17/17                    120,000           105,000
Government of Bahamas
6.63%                                                               05/15/33                     19,000            20,332 (b,h)
Government of Canada
5.00%                                                               07/17/09                     60,000            59,845 (h)
7.50%                                                               09/15/29                    110,000           134,316
Government of Manitoba Canada
4.90%                                                               12/06/16                     75,000            71,984 (h)
Government of Panama
6.70%                                                               01/26/36                     75,000            76,500
                                                                                                                  467,977

TOTAL BONDS AND NOTES                                                                                         112,993,498
(COST $114,267,263)

                                                                                              NUMBER OF
                                                                                                 SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                                28,002         1,013,112 (j,n)
Industrial Select Sector SPDR Fund                                                              110,538         4,315,404 (j,n)

TOTAL EXCHANGE TRADED FUNDS                                                                                     5,328,516
(COST $4,412,600)

TOTAL INVESTMENTS IN SECURITIES                                                                               491,158,573
(COST $444,840,371)

                                                                                              NUMBER OF
                                                                                                 SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.6%
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.4%
GEI Short Term Investment Fund
5.55%                                                                                        22,186,531       $22,186,531 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 10.2%
State Street Navigator Securities Lending Prime Portfolio
5.36%                                                                                        51,121,445        51,121,445 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   73,307,976
(COST $73,307,976)

TOTAL INVESTMENTS                                                                                             564,466,549
(COST $518,148,347)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (12.4)%                                                          (62,478,420)
                                                                                                             ------------

NET ASSETS  - 100.0%                                                                                         $501,988,129
                                                                                                             ============


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long futures contracts open at June 30,2007 (unaudited):

                                                                             NUMBER OF        CURRENT        UNREALIZED
DESCRIPTION                                         EXPIRATION DATE          CONTRACTS    NOTIONAL VALUE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                             December  2007                17         $3,996,595        $(12,883)
Euro Dollar Futures                                September  2007               69         16,330,575           1,535
S&P 500 Index Futures                              September  2007               17          6,440,450         (48,125)
U.S. Treasury Notes 10Yr Futures                   September  2007               75          7,927,734          44,745
                                                                                                              --------
                                                                                                              $(14,728)
                                                                                                              ========


GE INSTITUTIONAL INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.7%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 18.1%
U.S. Treasury Bonds
4.50%                                                 02/15/36                       $305,000                 $276,428 (j)
4.75%                                                 02/15/37                      9,508,000                8,970,228 (j)
U.S. Treasury Notes
4.50%                                                 04/30/12 - 05/15/17           2,355,000                2,300,379 (j)
4.63%                                                 11/15/09 - 02/15/17          24,699,000               23,967,489 (j)
4.75%                                                 05/31/12                      5,895,000                5,849,255 (j)
4.88%                                                 05/31/09                     17,576,000               17,573,715 (j)
                                                                                                            58,937,494

FEDERAL AGENCIES - 3.9%
Federal Home Loan Mortgage Corp.
4.75%                                                 03/05/12                      5,370,000                5,248,440 (j)
4.88%                                                 02/09/10                      4,960,000                4,922,934 (j)
5.00%                                                 02/16/17                      2,650,000                2,559,407 (j)
                                                                                                            12,730,781

AGENCY MORTGAGE BACKED - 26.1%
Federal Home Loan Mortgage Corp.
4.50%                                                 06/01/33 - 02/01/35             621,763                  565,919 (h)
5.00%                                                 07/01/35 - 10/01/35           1,442,555                1,355,820 (h)
5.50%                                                 05/01/20                        147,557                  145,448 (h)
6.00%                                                 04/01/17 - 11/01/36           1,900,022                1,894,890 (h)
6.50%                                                 01/01/27 - 08/01/36           1,981,203                2,010,066 (h)
7.00%                                                 10/01/16 - 08/01/36             444,817                  457,768 (h)
7.50%                                                 01/01/08 - 09/01/33              65,555                   68,119 (h)
8.00%                                                 11/01/30                         55,252                   58,172 (h)
8.50%                                                 04/01/30 - 05/01/30              82,028                   87,853 (h)
9.00%                                                 12/01/16                          4,771                    5,092 (h)
9.50%                                                 04/01/21                            420                      453 (h)
Federal National Mortgage Assoc.
4.00%                                                 05/01/19 - 06/01/19             599,761                  555,814 (h)
4.50%                                                 05/01/18 - 02/01/35           4,148,291                3,899,985 (h)
5.00%                                                 06/01/20 - 08/01/35           2,701,877                2,556,823 (h)
5.01%                                                 07/01/35                      1,309,723                1,307,386 (h,i)
5.10%                                                 08/01/35                        853,598                  849,134 (h,i)
5.26%                                                 04/01/37                        389,022                  384,301 (i)
5.44%                                                 04/01/37                         35,182                   34,964 (i)
5.50%                                                 03/01/14 - 06/01/37           2,216,314                2,174,978 (h)
5.53%                                                 04/01/37                        491,182                  489,072 (i)
5.56%                                                 03/01/37                         33,668                   33,549 (i)
5.62%                                                 04/01/37                        870,923                  868,846 (i)
5.63%                                                 10/01/24                        111,211                  112,813 (h,i)
5.64%                                                 06/01/37                        644,357                  643,364 (i)
5.67%                                                 05/01/37                        254,317                  253,929 (i)
5.69%                                                 04/01/37                        318,192                  318,057 (i)
5.71%                                                 04/01/37                      1,253,002                1,252,893 (i)
5.85%                                                 06/01/37                        774,975                  777,350 (i)
6.00%                                                 02/01/14 - 08/01/35           5,428,244                5,388,940 (h)
6.50%                                                 07/01/17 - 08/01/36           4,592,907                4,656,381 (h)
7.00%                                                 08/01/13 - 06/01/36           1,453,140                1,500,626 (h)
7.50%                                                 12/01/09 - 03/01/34             582,623                  606,775 (h)
8.00%                                                 12/01/12 - 11/01/33             258,924                  272,399 (h)
8.50%                                                 05/01/31                         13,062                   14,020 (h)
9.00%                                                 06/01/09 - 12/01/22              66,695                   70,017 (h)
5.00%                                                 TBA                          17,380,645               16,385,060 (c)
5.50%                                                 TBA                          15,943,000               15,376,681 (c)
6.00%                                                 TBA                           8,510,000                8,467,925 (c)
6.50%                                                 TBA                           3,625,000                3,658,984 (c)
Government National Mortgage Assoc.
4.50%                                                 08/15/33 - 09/15/34           1,110,157                1,023,734 (h)
5.00%                                                 08/15/33                        203,843                  193,515 (h)
6.00%                                                 04/15/27 - 09/15/36           1,012,224                1,009,325 (h)
6.50%                                                 04/15/19 - 09/15/36             927,363                  943,403 (h)
7.00%                                                 03/15/12 - 10/15/36             574,059                  591,952 (h)
7.50%                                                 01/15/23 - 10/15/33             109,430                  114,365 (h)
8.00%                                                 02/15/30 - 09/15/30               2,609                    2,801 (h)
8.50%                                                 10/15/17                         19,487                   20,734 (h)
9.00%                                                 11/15/16 - 12/15/21             117,710                  126,482 (h)
5.50%                                                 TBA                           1,615,000                1,567,054 (c)
                                                                                                            85,154,031

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Collateralized Mortgage Obligation Trust (Class B)
5.77%                                                 11/01/18                          2,112                    1,810 (d,f,h)
Federal Home Loan Mortgage Corp.
1.13%                                                 04/15/37                      1,286,140                   60,602 (g,i)
1.33%                                                 10/15/18 - 04/25/37           1,846,600                   88,818 (g,h,i)
1.43%                                                 05/15/37                      1,722,560                   80,342 (g,i)
1.83%                                                 12/15/30                      1,752,513                   73,113 (g,h,i)
1.88%                                                 09/15/36                      1,227,333                   83,612 (g,i)
2.46%                                                 09/15/36                      1,123,328                  100,046 (g,h,i)
3.98%                                                 12/15/33                        231,580                  173,806 (h,i)
4.50%                                                 04/15/13 - 03/15/19           1,339,165                  120,448 (g,h)
5.00%                                                 03/15/11 - 12/01/34           8,112,057                1,604,439 (g)
5.10%                                                 06/15/33                        674,348                  609,988 (h,i)
5.50%                                                 04/15/17 - 06/15/33             803,015                  158,726 (g,h)
5.50%                                                 04/15/26 - 12/15/36           3,961,501                3,901,081 (h)
6.00%                                                 03/15/28                      1,077,477                1,084,935
7.50%                                                 01/15/16                         67,356                   69,220 (h)
7.50%                                                 07/15/27                         23,183                    4,849 (g,h)
8.00%                                                 04/15/20                            752                      751 (h)
8.00%                                                 02/01/23 - 07/01/24              22,106                    5,622 (g,h)
24.46%                                                09/25/43                      2,629,838                   29,087 (d,g,h,i)
Federal Home Loan Mortgage Corp. REMICS
6.00%                                                 01/15/30                      1,200,000                1,210,547
Federal Home Loan Mortgage STRIPS
7.24%                                                 08/01/27                          5,033                    3,925 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 1)
5.23%                                                 11/01/34                        279,023                  196,347 (d,f,h)
Federal National Mortgage Assoc STRIPS (Class 2)
7.50%                                                 11/01/23                        123,000                   33,690 (g,h)
8.00%                                                 08/01/23 - 07/01/24              46,704                   11,824 (g,h)
8.50%                                                 03/01/17 - 07/25/22               4,951                    1,030 (g,h)
9.00%                                                 05/25/22                          1,585                      334 (g,h)
Federal National Mortgage Assoc.
1.13%                                                 05/25/37 - 06/25/37          14,876,049                  737,988 (g,i)
1.19%                                                 12/25/42                        604,522                   20,025 (g,h,i)
1.45%                                                 03/25/37                      1,012,781                   63,096 (g,i)
1.68%                                                 10/25/29                        612,459                   30,277 (g,h,i)
1.78%                                                 12/25/30                        871,062                   39,876 (g,h,i)
1.88%                                                 06/25/36 - 07/25/37          14,762,427                  981,340 (g,h,i)
2.18%                                                 05/25/18                        839,808                   50,565 (g,h,i)
2.28%                                                 09/25/42                      1,599,751                   84,987 (g,h,i)
2.33%                                                 04/25/17 - 10/25/17           1,289,203                   72,699 (g,h,i)
2.38%                                                 08/25/16                        382,156                   15,172 (g,h,i)
2.78%                                                 06/25/42                        520,060                   31,929 (g,h,i)
4.00%                                                 02/25/28                         34,352                   33,643 (h)
4.50%                                                 05/25/18                        262,546                   24,121 (g,h)
4.75%                                                 11/25/14                        141,106                    7,629 (g,h)
5.00%                                                 08/25/17 - 02/25/32             288,359                   30,831 (g,h)
5.50%                                                 03/25/29 - 03/25/33           1,300,000                1,289,978 (h)
8.00%                                                 07/25/14                        144,420                  145,976 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                 12/01/33 - 05/25/37             237,383                   61,809 (g,h)
Federal National Mortgage Assoc. (Class S)
1.78%                                                 02/25/31                        572,862                   26,708 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                                 01/25/37                      3,014,545                  191,243 (g,h,i)
4.50%                                                 11/25/13                        305,759                   11,406 (g,h)
4.91%                                                 03/25/31                        570,292                  537,515 (h,i)
5.00%                                                 10/25/22                        271,418                   43,727 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
6.13%                                                 12/25/22                          1,535                    1,268 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                              03/25/22                             14                      103 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                              05/25/22                             27                      721 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                 08/01/34                      3,176,054                  826,766 (g,h)
                                                                                                            15,070,390

ASSET BACKED - 9.6%
Accredited Mortgage Loan Trust (Class A)
5.62%                                                 07/25/34                         71,476                   71,646 (h,i)
BA Credit Card Trust
5.32%                                                 08/15/12                      2,000,000                2,000,000 (h,i)
Bank One Issuance Trust
3.59%                                                 05/17/10                        121,740                  121,307 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                                 01/25/34                         52,644                   52,823 (h,i)
Capital One Auto Finance Trust
5.32%                                                 04/15/12                      1,500,000                1,499,992 (h,i)
Capital One Master Trust (Class C)
6.70%                                                 06/15/11                        304,000                  307,569 (b,h)
Carmax Auto Owner Trust
4.35%                                                 03/15/10                        301,000                  297,963 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%                                                 03/25/32                         46,816                   46,834 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                                 04/07/10                        339,000                  336,100 (h)
CNH Equipment Trust (Class A)
5.48%                                                 12/15/10                         91,485                   91,610 (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
5.59%                                                 05/25/36                         36,322                   36,339 (h,i)
5.88%                                                 08/25/32                         10,145                   10,148 (h,i)
Discover Card Master Trust I (Class A)
5.35%                                                 04/17/12                      4,000,000                4,006,098 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                 01/20/33                        177,511                  177,671 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
5.36%                                                 07/15/09                      2,700,000                2,699,929 (h,i)
GSAA Trust
5.38%                                                 10/25/36                      2,190,320                2,190,313 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                 10/15/10                        327,588                  323,665 (h)
Indymac Residential Asset Backed Trust
7.32%                                                 04/25/37                        133,000                  127,770 (i)
JP Morgan Mortgage Acquisition Corp.
5.47%                                                 03/01/37                      1,500,000                1,499,160 (i)
Mid-State Trust
7.54%                                                 07/01/35                          5,926                    6,251 (h)
Option One Mortgage Loan Trust
5.45%                                                 06/25/37                      2,500,000                2,501,386 (i)
Peco Energy Transition Trust
6.52%                                                 12/31/10                        238,000                  244,972 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                                 03/25/34                          9,693                    9,699 (h,i)
5.65%                                                 12/25/33                         27,432                   27,454 (h,i)
Residential Asset Securities Corp.
5.82%                                                 07/25/32                         20,176                   20,182 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                 07/25/30                         93,908                   92,911 (h,i)
5.90%                                                 06/25/33                         18,425                   18,432 (h,i)
6.06%                                                 01/25/33                         58,365                   58,392 (h,i)
SLM Student Loan Trust (Class A)
5.41%                                                 06/15/18                        289,483                  289,696 (h,i)
Superior Wholesale Inventory Financing Trust (Class
A)
5.50%                                                 06/15/10                      4,000,000                4,009,930 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.42%                                                 06/15/12                      1,500,000                1,500,000 (i)
Triad Auto Receivables Owner Trust (Class A)
5.38%                                                 02/12/14                      1,000,000                  999,456 (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                 10/20/10                        201,000                  200,377 (h)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                                 06/25/34                        176,965                  177,086 (h,i)
Washington Mutual Master Note Trust
5.35%                                                 05/15/14                      5,000,000                5,000,000 (b,h,i)
Wells Fargo Home Equity Trust
3.97%                                                 05/25/34                        126,754                  123,096 (h,i)
                                                                                                            31,176,257

CORPORATE NOTES - 27.8%
Abbey National PLC
7.95%                                                 10/26/29                        370,000                  443,723 (h)
AES Eastern Energy LP
9.67%                                                 01/02/29                        355,000                  442,696 (h)
AES Ironwood LLC
8.86%                                                 11/30/25                        703,986                  781,424 (h)
Air Jamaica Ltd.
9.38%                                                 07/08/15                        330,000                  353,100 (b,h)
Allied World Assurance Holdings Ltd.
7.50%                                                 08/01/16                        255,000                  268,152 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                 03/15/10                        665,000                  661,672 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                 06/01/15                        289,000                  277,582 (h)
American International Group, Inc.
6.25%                                                 05/01/36                        380,000                  386,751 (h)
American Railcar Industries, Inc.
7.50%                                                 03/01/14                        100,000                   99,500 (h)
Amgen Inc.
5.85%                                                 06/01/17                        390,000                  383,636 (b,h)
Aramark Corp.
8.50%                                                 02/01/15                        330,000                  335,775 (b,h)
Arizona Public Service Co.
6.25%                                                 08/01/16                        290,000                  291,365 (h)
BAC CAP TRUST V
5.63%                                                 03/08/35                        376,000                  335,396 (h)
Banco Mercantil del Norte S.A.
6.14%                                                 10/13/16                        200,000                  199,717 (b,h,i)
Banco Santander Chile
5.38%                                                 12/09/14                        381,000                  371,658 (b,h)
BanColombia S.A.
6.88%                                                 05/25/17                        125,000                  121,094 (h)
Basell AF SCA
8.38%                                                 08/15/15                        890,000                  852,175 (b)
BellSouth Corp.
4.20%                                                 09/15/09                        600,000                  583,925 (h)
6.55%                                                 06/15/34                        356,000                  354,764 (h)
Bertin Ltd.
10.25%                                                10/05/16                        165,000                  180,675 (b,h)
BJ Services Co.
5.75%                                                 06/01/11                        290,000                  289,194 (h)
Bristol-Myers Squibb Co.
5.88%                                                 11/15/36                        250,000                  235,291 (h)
British Telecommunications PLC
8.63%                                                 12/15/10                        115,000                  125,700 (h)
Cablevision Systems Corp.
8.00%                                                 04/15/12                         70,000                   69,125 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                 10/01/08                         81,000                   79,302 (b,h)
Capital One Bank
6.50%                                                 06/13/13                        139,000                  142,565 (h)
Carolina Power & Light Co.
5.15%                                                 04/01/15                        179,000                  171,650 (h)
5.70%                                                 04/01/35                         92,000                   85,671 (h)
6.13%                                                 09/15/33                        166,000                  164,316 (h)
Chaoda Modern Agriculture
7.75%                                                 02/08/10                        330,000                  306,900 (b,h)
Chesapeake Energy Corp.
6.63%                                                 01/15/16                        460,000                  442,750 (b,h)
Chubb Corp.
6.00%                                                 05/11/37                        320,000                  305,992 (h)
CIT Group, Inc.
5.13%                                                 09/30/14                        380,000                  356,181 (h)
Citigroup, Inc.
5.13%                                                 02/14/11                        490,000                  483,874 (h)
Citizens Communications Co.
7.13%                                                 03/15/19                      1,065,000                1,006,425 (h)
Clarendon Alumina Production Ltd.
8.50%                                                 11/16/21                        585,000                  620,100 (b,h)
Clear Channel Communications, Inc.
4.25%                                                 05/15/09                        210,000                  202,963 (h)
4.50%                                                 01/15/10                        985,000                  941,207 (h)
CMS Energy Corp.
7.75%                                                 08/01/10                        330,000                  343,163 (h)
Commonwealth Bank of Australia
6.02%                                                 03/29/49                        280,000                  273,349 (b,h,i)
Constellation Brands, Inc.
7.25%                                                 05/15/17                        690,000                  672,750 (b,h)
Consumers Energy Co.
5.15%                                                 02/15/17                        238,000                  223,678 (h)
Corrections Corp of America
7.50%                                                 05/01/11                        385,000                  390,294 (h)
COX Communications, Inc.
7.13%                                                 10/01/12                        390,000                  411,634 (h)
7.75%                                                 11/01/10                        295,000                  313,612 (h)
CRH America, Inc.
6.00%                                                 09/30/16                        195,000                  192,805 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                 07/15/09                        485,000                  494,700 (h)
CSX Corp.
6.15%                                                 05/01/37                        380,000                  364,097 (h)
CSX Transportation, Inc.
9.75%                                                 06/15/20                        146,000                  186,570 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                 06/04/08                        250,000                  246,743 (h)
DBS Bank Ltd.
5.00%                                                 11/15/19                        443,000                  416,790 (b,h,i)
Deluxe Corp.
3.50%                                                 10/01/07                        710,000                  702,900 (h)
Denny's Holdings Inc.
10.00%                                                10/01/12                        710,000                  749,050 (h)
Dex Media West LLC
8.50%                                                 08/15/10                      1,145,000                1,186,506 (h)
Dillard's, Inc.
6.63%                                                 11/15/08                        985,000                  987,462 (h)
Dominion Resources, Inc. (Series B)
6.30%                                                 09/30/66                      1,145,000                1,146,599 (h,i)
Dover Corp.
6.50%                                                 02/15/11                        225,000                  231,473 (h)
6.65%                                                 06/01/28                        155,000                  164,415 (h)
Duke Energy Corp.
5.38%                                                 01/01/09                        125,000                  124,708 (h)
Dynegy Holdings Inc.
7.75%                                                 06/01/19                        655,000                  609,150 (b,h)
Echostar DBS Corp.
7.00%                                                 10/01/13                      1,062,000                1,046,070 (h)
Edison Mission Energy
7.00%                                                 05/15/17                        710,000                  669,175 (b,h)
EI Du Pont de Nemours & Co.
4.88%                                                 04/30/14                        255,000                  241,962 (h)
El Paso Electric Co.
6.00%                                                 05/15/35                        205,000                  191,184 (h)
Embarq Corp.
7.08%                                                 06/01/16                        290,000                  291,332 (h)
Empresa Energetica de Sergipe and Sociedade Anonima
de Eletrificaao da Paraiba
10.50%                                                07/19/13                        205,000                  228,575 (b,h)
Equistar Chemicals LP
8.75%                                                 02/15/09                        655,000                  677,925 (h)
Federated Retail Holdings Inc.
5.35%                                                 03/15/12                        430,000                  422,110
FirstEnergy Corp. (Series B)
6.45%                                                 11/15/11                        640,000                  656,264 (h)
Freescale Semiconductor Inc.
8.88%                                                 12/15/14                        710,000                  678,050 (b)
Galaxy Entertainment Finance Company Ltd.
9.88%                                                 12/15/12                        135,000                  145,969 (h)
Gaz Capital for Gazprom
6.51%                                                 03/07/22                        200,000                  197,400 (b)
Georgia Gulf Corp.
9.50%                                                 10/15/14                        255,000                  253,725
Globo Comunicacoes e Participacoes S.A.
7.25%                                                 04/26/22                        205,000                  198,081 (b)
GMAC LLC
5.13%                                                 05/09/08                        985,000                  972,698
5.85%                                                 01/14/09                        400,000                  394,215
Goldman Sachs Group, Inc.
6.60%                                                 01/15/12                      1,455,000                1,508,514 (h)
6.88%                                                 01/15/11                        440,000                  457,931
GTE Corp.
6.94%                                                 04/15/28                        384,000                  393,018 (h)
7.51%                                                 04/01/09                        250,000                  257,698 (h)
Harrah's Operating Company, Inc.
5.38%                                                 12/15/13                        520,000                  440,700
HCA Inc.
9.13%                                                 11/15/14                        990,000                1,040,738 (b,h)
Hexion US Finance Corp.
9.75%                                                 11/15/14                        655,000                  677,925
Hospira, Inc.
5.55%                                                 03/30/12                        395,000                  390,445
HSBC Bank USA NA
4.63%                                                 04/01/14                        375,000                  350,435
HSBC Capital Funding LP
4.61%                                                 12/29/49                        368,000                  344,891 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                                 12/31/49                        162,000                  178,889 (b,h,i)
HSBC Finance Corp.
6.75%                                                 05/15/11                        220,000                  228,070
HSBC Holdings PLC
6.50%                                                 05/02/36                        100,000                  102,669 (h)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                                 08/01/27                        845,000                  930,567 (b,h)
Hydro Quebec
8.50%                                                 12/01/29                        180,000                  241,709 (h)
Idearc, Inc.
8.00%                                                 11/15/16                        655,000                  661,550
IIRSA Norte Finance Ltd.
8.75%                                                 05/30/24                        262,269                  304,232 (b,h)
Industrias Unidas S.A.
11.50%                                                11/15/16                        340,000                  357,850 (b,h)
ING Capital Funding TR III
8.44%                                                 12/29/49                        718,000                  779,593 (h,i)
ING Groep N.V.
5.78%                                                 12/29/49                        450,000                  433,829 (i)
Inmarsat Finance PLC
7.25%                                                 11/15/12                        810,000                  772,538 (d,k)
International Business Machines Corp.
4.75%                                                 11/29/12                        300,000                  289,323 (h)
International Steel Group Inc.
6.50%                                                 04/15/14                        335,000                  340,450
Interoceanica IV Finance Ltd.
4.19%                                                 11/30/18                        365,000                  227,359 (b,d)
4.23%                                                 11/30/25                        365,000                  168,813 (b,d)
IPSCO, Inc.
8.75%                                                 06/01/13                        280,000                  296,626
iStar Financial, Inc. (REIT)
7.00%                                                 03/15/08                        170,000                  171,377 (h)
JBS S.A.
9.38%                                                 02/07/11                        240,000                  248,400
JP Morgan Chase & Co.
7.00%                                                 11/15/09                        805,000                  831,805 (h)
JP Morgan Chase Bank
5.88%                                                 06/13/16                        135,000                  134,758
Kansas Gas & Electric
5.65%                                                 03/29/21                        198,000                  189,956 (h)
Kazkommerts International BV
7.00%                                                 11/03/09                        390,000                  391,482 (b)
Landsbanki Islands
6.06%                                                 08/25/09                        300,000                  303,116 (b,h,i)
Libbey Glass Inc.
12.38%                                                06/01/11                        350,000                  386,750 (i)
Lippo Karawaci Finance BV
8.88%                                                 03/09/11                        500,000                  497,944
Lloyds TSB Group PLC
6.27%                                                 12/31/49                        250,000                  237,170 (b,h,i)
Lukoil International Finance BV
6.36%                                                 06/07/17                        265,000                  256,255 (b)
Majestic Star Casino LLC
9.50%                                                 10/15/10                        695,000                  722,800 (h)
Marfrig Overseas Ltd.
9.63%                                                 11/16/16                        245,000                  256,025 (b)
Markel Corp.
7.35%                                                 08/15/34                        245,000                  253,110 (h)
Marsh & McLennan Companies, Inc.
5.50%                                                 07/13/07                      1,000,000                1,000,006 (h,i)
MBIA, Inc.
5.70%                                                 12/01/34                        205,000                  188,346
Mediacom LLC
9.50%                                                 01/15/13                        505,000                  516,363 (h)
Merck & Company, Inc.
5.75%                                                 11/15/36                        170,000                  158,706 (h)
Metropolitan Life Global Funding I
4.25%                                                 07/30/09                        460,000                  450,541 (b,h)
MGM Mirage
7.50%                                                 06/01/16                        430,000                  407,963
Midamerican Energy Holdings Co.
6.13%                                                 04/01/36                        245,000                  236,695 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                 12/29/49                        405,000                  422,893
Mohegan Tribal Gaming Authority
6.38%                                                 07/15/09                         50,000                   49,500
8.00%                                                 04/01/12                        646,000                  666,995 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                                 07/29/49                        245,000                  240,454 (h,i)
Munich Re America Corp. (Series B)
7.45%                                                 12/15/26                        235,000                  261,460 (h)
NAK Naftogaz Ukrainy
8.13%                                                 09/30/09                        200,000                  199,938
Nakilat Inc.
6.07%                                                 12/31/33                        100,000                   93,706 (b,h)
6.27%                                                 12/31/33                        330,000                  313,414 (b,h)
Nelnet, Inc.
5.13%                                                 06/01/10                        461,000                  444,456 (h)
Nevada Power Co. (Series N)
6.65%                                                 04/01/36                        130,000                  130,431 (h)
Nexen Inc.
6.40%                                                 05/15/37                        555,000                  532,342
Nisource Finance Corp.
5.45%                                                 09/15/20                        290,000                  263,718 (h)
7.88%                                                 11/15/10                        130,000                  138,866 (h)
Norfolk Southern Corp.
6.00%                                                 04/30/08                         55,000                   55,173 (h)
8.63%                                                 05/15/10                        380,000                  410,139 (h)
Norfolk Southern Railway Co.
9.75%                                                 06/15/20                        261,000                  334,864 (h)
Nortel Networks Ltd.
10.75%                                                07/15/16                        330,000                  364,650 (b,h)
Northeast Utilities (Series B)
3.30%                                                 06/01/08                        235,000                  229,840 (h)
Northern States Power Co.
6.25%                                                 06/01/36                        115,000                  117,207 (h)
NorthWestern Corp.
5.88%                                                 11/01/14                        412,000                  399,818 (h)
Ohio Power Co. (Series E)
6.60%                                                 02/15/33                        121,000                  125,214 (h)
ONEOK Partners LP
5.90%                                                 04/01/12                        490,000                  492,789 (h)
OPTI Canada Inc.
8.25%                                                 12/15/14                        660,000                  669,900 (b,h)
Orion Power Holdings Inc.
12.00%                                                05/01/10                        655,000                  740,150
Owens Brockway Glass Container Inc.
8.88%                                                 02/15/09                        525,000                  534,188
Pacific Bell
7.13%                                                 03/15/26                        135,000                  142,423 (h)
Pacific Gas & Electric Co.
5.80%                                                 03/01/37                        250,000                  233,374
PanAmSat Corp.
9.00%                                                 08/15/14                        554,000                  577,545 (h)
Pemex Finance Ltd.
9.03%                                                 02/15/11                        498,750                  527,912 (h)
Pemex Project Funding Master Trust
6.13%                                                 08/15/08                        650,000                  652,529 (h)
7.38%                                                 12/15/14                        325,000                  352,515 (h)
7.88%                                                 02/01/09                        150,000                  155,087
Petrobras International Finance Co.
6.13%                                                 10/06/16                        640,000                  627,200 (h)
Playtex Products, Inc.
8.00%                                                 03/01/11                        330,000                  339,900 (h)
PNC Preferred Funding Trust I
6.52%                                                 12/31/49                        570,000                  576,617 (b,i)
Potomac Edison Co.
5.35%                                                 11/15/14                        178,000                  172,363 (h)
Prudential Financial, Inc.
5.70%                                                 12/14/36                        380,000                  350,697 (h)
6.10%                                                 06/15/17                        250,000                  252,819
Public Service Company of Colorado
7.88%                                                 10/01/12                        405,000                  445,996 (h)
Puget Sound Energy, Inc.
3.36%                                                 06/01/08                        232,000                  227,540 (h)
5.48%                                                 06/01/35                        250,000                  219,535 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                 06/01/67                        495,000                  495,000 (i)
Pulte Homes, Inc.
4.88%                                                 07/15/09                        300,000                  290,859 (h)
Quebecor World Capital Corp.
4.88%                                                 11/15/08                        985,000                  955,450
Rabobank Capital Funding II
5.26%                                                 12/31/49                        543,000                  520,735 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                                 12/29/49                        320,000                  299,620 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                04/02/49                        400,000                  415,000 (b)
Reichhold Industries, Inc.
9.00%                                                 08/15/14                        325,000                  331,500 (b,h)
Reliant Energy, Inc.
7.88%                                                 06/15/17                        250,000                  243,125
Residential Capital LLC
6.38%                                                 06/30/10                        510,000                  502,951
6.46%                                                 04/17/09                        510,000                  509,153 (i)
Resona Bank Ltd.
5.85%                                                 09/29/49                        300,000                  286,837 (b,h,i)
Rock-Tenn Co.
8.20%                                                 08/15/11                        715,000                  736,450
Rouse Company LP (REIT)
6.75%                                                 05/01/13                        300,000                  299,734 (b,h)
Royal Bank of Scotland Group PLC
5.00%                                                 10/01/14                        290,000                  277,549 (h)
RSHB Capital S.A.
6.30%                                                 05/15/17                        330,000                  323,004 (b)
Sabine Pass LNG LP
7.25%                                                 11/30/13                        425,000                  421,813 (b)
7.50%                                                 11/30/16                        650,000                  646,750 (b)
Security Benefit Life Insurance
8.75%                                                 05/15/16                        265,000                  303,979 (b)
Seitel, Inc.
9.75%                                                 02/15/14                        640,000                  633,600 (b)
Sierra Pacific Resources
8.63%                                                 03/15/14                      1,065,000                1,143,077
Simon Property Group, L.P. (REIT)
4.60%                                                 06/15/10                        257,000                  250,245 (h)
Skandinaviska Enskilda Banken AB
7.50%                                                 03/29/49                        295,000                  305,747 (b,h,i)
SLM Corp.
4.50%                                                 07/26/10                        985,000                  911,125
5.66%                                                 01/27/14                        812,000                  704,265 (i)
Southern Copper Corp.
7.50%                                                 07/27/35                        345,000                  369,250
Southern Natural Gas Co.
5.90%                                                 04/01/17                        170,000                  164,427 (b)
Sovereign Capital Trust VI
7.91%                                                 06/13/36                        745,000                  796,093 (h)
Sprint Capital Corp.
7.63%                                                 01/30/11                      1,500,000                1,579,417
Stallion Oilfield Finance Corp.
9.75%                                                 02/01/15                        660,000                  673,200 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                 12/03/14                        420,000                  408,240 (i)
Station Casinos Inc.
7.75%                                                 08/15/16                         50,000                   49,500 (h)
Stewart Enterprises, Inc.
6.25%                                                 02/15/13                        315,000                  303,188 (h)
Swift Energy Co.
7.13%                                                 06/01/17                        710,000                  676,275
Telecom Italia Capital S.A.
6.20%                                                 07/18/11                        840,000                  851,068
Telefonica Emisiones SAU
5.86%                                                 02/04/13                        375,000                  374,186
Tennessee Gas Pipeline Co.
7.63%                                                 04/01/37                        170,000                  185,982
8.38%                                                 06/15/32                        255,000                  299,012
Tesoro Corp.
6.50%                                                 06/01/17                        195,000                  190,613 (b)
Time Warner, Inc.
6.88%                                                 05/01/12                         21,000                   21,912 (h)
Titan Petrochemicals Group Ltd.
8.50%                                                 03/18/12                        190,000                  180,975 (b)
TNK-BP Finance S.A.
6.13%                                                 03/20/12                        250,000                  244,250 (b)
6.63%                                                 03/20/17                        180,000                  174,384 (b)
Tronox Worldwide LLC
9.50%                                                 12/01/12                        460,000                  479,550 (h)
UBS Preferred Funding Trust I
8.62%                                                 10/29/49                        270,000                  293,243 (i)
United Overseas Bank Ltd.
5.38%                                                 09/03/19                        335,000                  322,832 (b,i)
Valspar Corp.
5.63%                                                 05/01/12                        255,000                  251,745
VeraSun Energy Corp.
9.38%                                                 06/01/17                        700,000                  651,000 (b)
Verizon Global Funding Corp.
7.25%                                                 12/01/10                        490,000                  516,454
Verizon Pennsylvania, Inc.
8.35%                                                 12/15/30                        165,000                  189,775 (h)
8.75%                                                 08/15/31                        250,000                  302,820 (h)
Vitro S.A. de C.V.
8.63%                                                 02/01/12                        205,000                  208,075 (b)
VTB Capital S.A.
5.96%                                                 08/01/08                        320,000                  320,320 (b,h,i)
Weatherford International, Inc.
5.95%                                                 06/15/12                        405,000                  408,636 (b)
Wells Fargo & Co.
5.25%                                                 12/01/07                         41,000                   40,960 (h)
Wells Fargo Bank NA
5.95%                                                 08/26/36                        150,000                  146,990 (h)
Westar Energy, Inc.
7.13%                                                 08/01/09                        135,000                  138,073 (h)
Westlake Chemical Corp.
6.63%                                                 01/15/16                        630,000                  596,925 (h)
Windstream Corp.
8.63%                                                 08/01/16                        715,000                  756,112 (h)
Wisconsin Electric Power
5.70%                                                 12/01/36                         95,000                   89,422 (h)
                                                                                                            90,615,728

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%
Banc of America Commercial Mortgage Inc.
4.13%                                                 07/10/42                        600,000                  584,043 (h)
5.32%                                                 10/10/11                        373,000                  367,853 (h)
5.69%                                                 03/10/17                      1,800,000                1,780,942 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                 05/11/35                        674,727                  679,836 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                 04/10/17                        300,000                  291,553 (h)
Banc of America Funding Corp.
5.74%                                                 03/20/36                        206,890                  205,028 (h,i)
5.84%                                                 02/20/36                        345,256                  343,888 (h,i)
Banc of America Mortgage Securities (Class B)
5.33%                                                 10/25/35                        127,555                  120,163 (h,i)
5.38%                                                 01/25/36                        215,287                  209,579 (h,i)
5.56%                                                 02/25/36                        158,315                  155,380 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                 07/25/35                        262,237                  263,503 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
5.57%                                                 07/25/36                      3,929,661                3,923,911 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                 10/12/41                        619,000                  613,960 (h,i)
5.53%                                                 10/12/41                        619,000                  609,951 (h,i)
5.58%                                                 03/11/39                        171,604                  171,122 (h,i)
6.02%                                                 02/14/31                        424,000                  426,257 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.66%                                                 06/11/40                      1,400,000                1,401,253 (i)
CalSTRS Trust
4.13%                                                 11/20/12                        687,000                  683,331 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                 08/25/36                        410,689                  407,611 (h,i)
Countrywide Alternative Loan Trust
5.98%                                                 05/25/36                         79,005                   68,415 (h,i)
6.00%                                                 03/25/36 - 08/25/36             379,332                  268,107 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                 05/25/36 - 08/25/36             237,823                  180,396 (h)
Countrywide Asset-Backed Certificates
5.60%                                                 11/25/35                        320,086                  320,425 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
5.47%                                                 02/25/47                        497,515                  492,518 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                 12/25/35                        191,245                  179,048 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                                 09/15/39                        549,000                  532,673 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                 02/25/36                         93,565                   89,101 (h,i)
Crusade Global Trust (Class A)
5.55%                                                 09/18/34                         56,910                   56,974 (h,i)
CS First Boston Mortgage Securities Corp.
1.56%                                                 03/15/35                      6,883,399                  231,677 (b,h,i)
5.25%                                                 08/25/34                        175,640                  173,268 (h)
5.33%                                                 10/25/35                        192,542                  177,969 (h,i)
5.75%                                                 07/15/37                      5,455,803                  134,660 (b,d,h,i)
6.13%                                                 04/15/37                      1,285,560                1,307,790 (h)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                 09/15/34                        400,000                  397,148 (h)
6.53%                                                 06/15/34                        400,000                  411,320 (h)
DLJ Commercial Mortgage Corp.
6.24%                                                 11/12/31                        240,393                  241,912 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                 11/10/33                        554,200                  576,515 (h)
7.62%                                                 06/10/33                        991,035                1,037,703 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                                 11/18/35                        252,258                  253,244 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                 05/15/35                      1,045,436                1,051,764 (h)
6.47%                                                 04/15/34                        204,404                  209,196 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.71%                                                 12/10/41                      8,346,786                  170,366 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                 04/10/37                        448,472                  443,492 (h)
Impac CMB Trust (Class A)
5.58%                                                 10/25/35                        538,717                  539,725 (h,i)
Indymac INDA Mortgage Loan Trust
5.15%                                                 01/25/36                        127,780                  122,848 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                 01/25/36                        127,780                  125,599 (h,i)
Indymac Index Mortgage Loan Trust
5.36%                                                 06/25/35                        326,111                  320,313 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                 01/12/39                      4,748,200                  149,458 (b,h,i)
5.75%                                                 02/12/49                      2,500,000                2,476,950 (i)
6.47%                                                 11/15/35                        339,248                  349,064 (h)
JP Morgan Mortgage Trust
5.87%                                                 04/25/37                        375,000                  374,557 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                 09/15/27                        740,820                  722,027 (h,i)
5.26%                                                 09/15/39                        610,000                  602,323 (h)
5.42%                                                 02/15/40                        267,000                  258,111
5.64%                                                 01/18/12                      7,611,453                  188,142 (d,h,i)
5.85%                                                 01/15/36                      2,283,924                  143,581 (b,d)
6.23%                                                 03/15/26                        138,204                  139,543 (h)
6.85%                                                 10/15/35                      2,001,270                   82,053 (b,d,h,i)
7.47%                                                 03/15/36                      6,024,340                  166,749 (b,d,h,i)
7.49%                                                 02/15/40                      6,376,981                  134,571 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                 12/15/30                        285,400                  290,808 (h)
6.65%                                                 11/15/27                      1,427,276                1,472,620 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                 07/14/16                         65,000                   67,413 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
5.76%                                                 09/15/39                     17,242,000                  535,249 (d,h,i)
7.29%                                                 12/15/39                      3,862,763                   67,242 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                                 08/25/18                        256,651                   41,305 (g,h)
6.50%                                                 08/25/34 - 05/25/35           1,018,813                1,025,101 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                 01/25/35                        282,432                  283,756 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                 05/12/39                        840,000                  842,296 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                 03/12/51                      1,800,000                1,743,864 (i)
5.75%                                                 06/12/50                      1,300,000                1,286,430 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                 02/25/36                        175,865                  172,298 (h,i)
Morgan Stanley Capital I
5.28%                                                 12/15/43                        254,000                  250,237 (h,i)
5.33%                                                 12/15/43                        254,000                  244,022 (h,i)
5.39%                                                 11/12/41                        694,000                  666,293 (h,i)
5.44%                                                 02/20/44                      1,000,000                  978,421 (b,i)
5.45%                                                 02/12/44                        281,000                  271,687 (i)
5.69%                                                 04/15/49                      1,400,000                1,378,801 (i)
5.71%                                                 07/20/44                        200,000                  199,691 (h)
7.11%                                                 04/15/33                        428,112                  438,992 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                 02/12/44                        343,000                  338,599 (i)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                 10/15/35                        471,800                  484,369 (h)
6.54%                                                 02/15/31                        206,423                  210,013 (h)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                 03/12/34                        700,000                  715,619
Puma Finance Ltd. (Class A)
5.52%                                                 03/25/34                        283,862                  278,788 (h,i)
5.54%                                                 10/11/34                        129,670                  129,932 (h,i)
Residential Accredit Loans, Inc.
6.00%                                                 01/25/36                        312,131                  297,903 (h)
6.04%                                                 01/25/36                         98,827                   98,863 (h,i)
Residential Funding Mortgage Security I
5.75%                                                 01/25/36                        213,656                  202,979 (h)
Residential Mortgage Securities
5.43%                                                 08/10/30                        232,040                  232,018 (b,h,i)
Structured Asset Securities Corp. (Class X)
2.16%                                                 02/25/28                         48,024                    1,921 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                 12/15/43                      1,800,000                1,724,284 (h)
5.42%                                                 04/15/47                      1,800,000                1,772,424 (h)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                 08/25/35                        485,828                  468,473 (h,i)
5.50%                                                 01/25/36                        315,029                  296,581 (h)
Wells Fargo Mortgage Backed Securities Trust (Class
B)
5.50%                                                 03/25/36                        433,729                  409,713 (h)
                                                                                                            49,059,464

SOVEREIGN BONDS - 0.5%
Government of Argentina
7.00%                                                 04/17/17                        425,000                  371,875
Government of Bahamas
6.63%                                                 05/15/33                        253,000                  270,731 (b,h)
Government of Canada
7.50%                                                 09/15/29                        380,000                  464,000
Government of Manitoba Canada
4.90%                                                 12/06/16                        260,000                  249,543 (h)
Government of Panama
6.70%                                                 01/26/36                        260,000                  265,200
                                                                                                             1,621,349

TOTAL BONDS AND NOTES                                                                                      344,365,494
 (COST $350,699,092)

                                                                                 PRINCIPAL                 VALUE
                                                                                  AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 12.9%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.7%
AESOP Funding II LLC (Class A)
5.44%                                                 04/20/10                     $2,000,000               $2,002,846 (b,i)
Chase Credit Card Master Trust (Class A)
5.43%                                                 07/15/10                        491,000                  491,452 (i)
CNH Wholesale Master Note Trust (Class A)
5.43%                                                 06/15/11                      2,000,000                2,000,943 (i)
Countrywide Asset-Backed Certificates
5.43%                                                 06/25/35                      2,072,528                2,072,642 (i)
5.75%                                                 05/25/33                          2,252                    2,253 (i)
Countrywide Asset-Backed Certificates (Class 2)
5.92%                                                 06/25/33                            555                      556 (i)
Countrywide Asset-Backed Certificates (Class A)
6.12%                                                 03/25/33                         66,430                   66,464 (i)
Discover Card Master Trust I
5.33%                                                 04/15/10                      4,500,000                4,498,782 (i)
Discover Card Master Trust I (Class A)
5.34%                                                 05/15/11                        828,000                  828,114 (i)
First Franklin Mortgage Loan Asset Backed
Certificates
5.50%                                                 09/25/35                        828,000                  828,211 (i)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                                 03/25/35                      2,000,000                2,003,647 (i)
Fleet Credit Card Master Trust II (Class A)
5.46%                                                 04/15/10                      2,200,000                2,200,907 (i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                                 01/20/33                         70,807                   70,871 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
5.36%                                                 07/15/09                      2,680,000                2,679,929 (h,i)
GMAC Mortgage Corp. Loan Trust
5.41%                                                 08/25/35                      1,000,000                1,000,071 (i)
GSAMP Trust
5.43%                                                 05/25/36                      1,115,384                1,111,201 (b,i)
5.47%                                                 12/25/35                        276,000                  276,064 (i)
Long Beach Mortgage Loan Trust
5.60%                                                 09/25/35                      1,307,231                1,308,670 (i)
Option One Mortgage Loan Trust (Class A)
5.74%                                                 02/25/33                        789,287                  789,467 (i)
Residential Asset Mortgage Products, Inc.
5.59%                                                 12/25/33                        204,650                  204,711 (i)
Residential Asset Mortgage Products, Inc. (Class A)
5.88%                                                 06/25/32                         10,221                   10,225 (i)
Saxon Asset Securities Trust
5.55%                                                 05/25/35                        117,549                  117,574 (i)
Structured Asset Investment Loan Trust
5.49%                                                 04/25/35                        279,225                  279,253 (i)
Structured Asset Securities Corp.
5.52%                                                 02/25/35                        274,770                  274,829 (i)
                                                                                                            25,119,682

CORPORATE NOTES - 1.4%
Countrywide Financial Corp.
5.51%                                                 09/02/08                      2,200,000                2,200,763 (i)
Prudential Financial, Inc.
5.51%                                                 06/13/08                      2,276,000                2,278,749 (i)
                                                                                                             4,479,512

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
Banc of America Large Loan
5.53%                                                 03/15/22                      3,414,000                3,414,827 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                                 11/25/35                        320,086                  320,425 (h,i)
Crusade Global Trust (Class A)
5.55%                                                 09/18/34                        162,934                  163,116 (h,i)
Granite Master Issuer PLC
5.44%                                                 12/20/54                        858,352                  858,596 (i)
Granite Mortgages PLC (Class 1)
5.54%                                                 01/20/43                         66,000                   66,042 (i)
Interstar Millennium Trust (Class A)
5.56%                                                 03/14/36                        102,300                  102,458 (i)
JP Morgan Alternative Loan Trust
5.38%                                                 08/25/36                        426,175                  426,190 (i)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
5.49%                                                 10/15/17                        517,994                  518,026 (b,i)
MortgageIT Trust (Class 1)
5.58%                                                 05/25/35                      2,130,541                2,129,248 (i)
National RMBS Trust
5.47%                                                 03/20/34                        182,183                  182,456 (i)
Nomura Asset Acceptance Corp.
5.45%                                                 03/25/37                      3,543,858                3,543,858 (i)
Residential Accredit Loans, Inc.
5.62%                                                 03/25/34                         89,788                   89,927 (i)
Thornburg Mortgage Securities Trust (Class A)
5.66%                                                 04/25/43                         62,096                   62,134 (i)
Washington Mutual Inc.
5.66%                                                 01/25/45                        549,818                  551,158 (i)
                                                                                                            12,428,461

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                             42,027,655
SECURITIES ON LOAN
 (COST $42,034,499)

TOTAL INVESTMENTS IN SECURITIES                                                                            386,393,149
 (COST $392,733,591)

                                                                                  NUMBER OF
                                                                                   SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.5%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.2%
GEI Short Term Investment Fund
5.55%                                                                              20,130,346              $20,130,346 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 10.3%
GEI Short Term Investment Fund
5.55%                                                                              33,465,994               33,465,994 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                53,596,340
 (COST $53,596,340)

TOTAL INVESTMENTS                                                                                          439,989,489
 (COST $446,329,931)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (35.1)%                                                     (114,186,948)
                                                                                                        --------------
NET ASSETS - 100.0%                                                                                     $  325,802,541
                                                                                                        ==============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                                                                  NUMBER OF         CURRENT         UNREALIZED
DESCRIPTION                                               EXPIRATION DATE         CONTRACTS     NOTIONAL VALUE    APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
90 Day Sterling Future                                     December 2007            64             $15,046,006         $(48,499)
Eurodollar Futures                                        September 2007            207             48,991,725             4,606
U.S. Treasury Notes 10Yr. Futures                         September 2007            209             22,091,953           120,218
                                                                                                                       ---------
                                                                                                                       $  76,325
                                                                                                                       =========

           NOTES TO SCHEDULES OF INVESTMENTS June 30, 2007(unaudited)
--------------------------------------------------------------------------------


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $9,017,253 and $39,650,338 or 1.80% and 12.17% of net assets for the
      Strategic Investment Fund and Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2007.

(j)   All or a portion of security out on loan.

(k)   Step coupon bond.  Security becomes interest bearing at a future date.

 (l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.



*     Less than 0.1%.



Abbreviations:

ADR       American Depository Receipt

GDR       Global Depository Receipt

REGD.     Registered

REIT      Real Estate Investment Trust

REMIC     Real Estate Mortgage Investment Conduit

SPDR      Standard and Poor's Depository Receipt

STRIPS    Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  August 22, 2007